NATIONWIDE®

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–717–12/06

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:
AIM Basic Balanced Fund – Investor Class (AIMBBal) 16,998 shares (cost $206,069)	$225,393
AIM Dynamics Fund – Investor Class (AIMDynam) 306,976 shares (cost $4,466,558)	6,514,038
AIM Small Cap Growth Fund – Investor Class (AIMSmCpGr) 15,813 shares (cost $489,370)	472,959
American Century Growth Fund – Investor Class (ACGroI) 364,716 shares (cost $8,723,133)	8,096,691
American Century Income & Growth Fund – Advisor Class (ACIncGroA) 80,683 shares (cost $2,414,901)	2,684,338
American Century Income & Growth Fund – Investor Class (ACIncGroI) 202,578 shares (cost $5,774,722)	6,745,838
American Century International Growth Fund – Advisor Class (ACIntlGrA) 26,420 shares (cost $212,756)	330,512
American Century International Growth Fund – Investor Class (ACIntlGrI) 131,147 shares (cost $1,001,262)	1,641,960
American Century Short-Term Government Fund – Investor Class (ACSTGvtI) 292,767 shares (cost $2,790,536)	2,734,445
American Century Ultra® Fund – Investor Class (ACUltraI) 444,192 shares (cost $12,817,904)	12,042,033
American Century Variable Portfolios, Inc. – International Fund – Class IV (ACVPInt4) 219,146 shares (cost $1,888,014)	2,215,569
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc) 74,604 shares (cost $743,762)	730,370
Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr) 92,534 shares (cost $2,592,840)	3,131,335
Delaware Delchester Fund – Institutional Class (DeDelFund) 133,241 shares (cost $441,836)	454,353
Dreyfus A Bonds Plus, Inc. (DryABonds) 169,514 shares (cost $2,329,666)	2,279,960
Dreyfus Appreciation Fund, Inc. (DryApp) 115,225 shares (cost $4,249,105)	5,045,719
Dreyfus Emerging Leaders Fund (DryELead) 651 shares (cost $26,112)	22,611
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp) 93,028 shares (cost $1,820,193)	1,881,963
Dreyfus Premier Third Century Fund, Inc. – Class Z, The (Dry3dCen) 95,984 shares (cost $737,596)	906,089
Dreyfus S&P 500 Index Fund (Dry500Ix) 459,835 shares (cost $15,867,873)	18,393,397
Evergreen Equity Income Fund – Class I (EvInc) 42,470 shares (cost $966,989)	992,952
Federated Equity Income Fund, Inc. – Class F Shares (FedEqInc) 8,578 shares (cost $158,477)	183,994
Federated High Yield Trust (FedHiYld) 412,420 shares (cost $2,464,653)	2,507,515
Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd) 72,805 shares (cost $735,595)	725,862
Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F Shares (FedBdFd) 244,988 shares (cost $2,213,376)	2,175,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Advisor Balanced Fund – Class A (FidABalA) 34,511 shares (cost $524,957)	$565,634
Fidelity® Advisor Balanced Fund – Class T (FidABalT) 76,650 shares (cost $1,193,626)	1,264,730
Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA) 17,500 shares (cost $799,391)	894,625
Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA) 141,887 shares (cost $3,813,876)	4,428,293
Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT) 144,346 shares (cost $3,781,280)	4,558,453
Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA) 16,843 shares (cost $555,171)	576,880
Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT) 100,073 shares (cost $2,902,939)	3,475,525
Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT) 212,590 shares (cost $2,068,753)	2,244,956
Fidelity® Advisor Overseas Fund – Class A (FidAOvA) 807 shares (cost $14,168)	17,601
Fidelity® Asset Manager™ (FidAsMgr) 158,545 shares (cost $2,420,484)	2,554,167
Fidelity® Capital & Income Fund (FidCapInc) 51,633 shares (cost $417,824)	459,021
Fidelity® Equity-Income Fund (FidEqInc) 190,945 shares (cost $9,294,600)	11,179,855
Fidelity® Magellan® Fund (FidMgln) 175,223 shares (cost $19,573,885)	15,685,961
Fidelity® Puritan® Fund (FidPurtn) 476,974 shares (cost $8,642,349)	9,525,165
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 3,612 shares (cost $21,638)	22,935
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 119,986 shares (cost $2,475,821)	2,832,877
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer) 377,374 shares (cost $8,590,597)	9,777,756
Franklin Small-Mid Cap Growth Fund I – Class A (FranSmMCpGr) 63,351 shares (cost $2,172,142)	2,392,782
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 226,153 shares (cost $3,435,359)	4,224,544
Franklin Value Investors Trust – Franklin Balance Sheet Investment Fund – Class A (FranBSInv) 69,576 shares (cost $4,321,547)	4,641,426
Gartmore Bond Fund – Class D (GartBond) 185,701 shares (cost $1,792,954)	1,773,448
Gartmore Bond Index Fund – Class A (GartBdIx) 27,305 shares (cost $298,221)	294,350
Gartmore Government Bond Fund – Class D (GartGvtBd) 411,106 shares (cost $4,267,217)	4,180,948
Gartmore Growth Fund – Class A (GartGrowA) 57,479 shares (cost $404,065)	426,491
Gartmore Growth Fund – Class D (GartGrowD) 114,895 shares (cost $693,617)	870,902
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 72,545 shares (cost $906,560)	980,076
Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 4,651 shares (cost $48,234)	48,696
Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 91,765 shares (cost $1,057,495)	1,126,868

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 173,318 shares (cost $2,108,534)	$2,270,464
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 13,524 shares (cost $150,620)	153,500
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 22,178 shares (cost $221,422)	243,962
Gartmore International Index Fund – Class A (GartIntlndx) 2,184 shares (cost $16,711)	23,627
Gartmore Investor Destinations Aggressive Fund – Service Class (GartIDAgg) 164,241 shares (cost $1,544,213)	1,800,083
Gartmore Investor Destinations Conservative Fund – Service Class (GartIDCon) 198,243 shares (cost $2,020,979)	2,043,888
Gartmore Investor Destinations Moderate Fund – Service Class (GartIDMod) 855,492 shares (cost $8,482,547)	9,384,749
Gartmore Investor Destinations Moderately Aggressive Fund – Service Class (GartIDModAgg) 345,701 shares (cost $3,354,643)	3,833,829
Gartmore Investor Destinations Moderately Conservative Fund – Service Class (GartIDModCon) 240,140 shares (cost $2,434,195)	2,535,877
Gartmore Large Cap Value Fund – Class A (GartLgCpVal) 227,465 shares (cost $3,094,682)	3,086,699
Gartmore Mid Cap Market Index Fund – Class A (GartMdCpMkt) 108,953 shares (cost $1,553,850)	1,653,904
Gartmore Money Market Fund – Prime Shares (GartMyMkt) 10,726,967 shares (cost $10,726,967)	10,726,967
Gartmore Money Market Fund – Service Class (GartMyMktS) 6,997,918 shares (cost $6,997,918)	6,997,918
Gartmore Nationwide Fund – Class D (GartNWFund) 272,256 shares (cost $5,083,514)	5,148,368
Gartmore S&P 500 Index Fund – Service Class (GartSP500Indx) 355,384 shares (cost $3,650,025)	4,275,267
Gartmore Small Cap Fund – Class A (GartSmCap) 261,794 shares (cost $4,852,149)	5,654,761
Gartmore Small Cap Index Fund – Class A (GartSmCapIx) 114,186 shares (cost $1,391,878)	1,458,154
Gartmore Value Opportunities Fund – Class A (GartValOpp) 20,930 shares (cost $310,148)	293,650
Janus Adviser Series – Balanced Fund – Class S (JanBal) 47,806 shares (cost $1,158,822)	1,265,892
Janus Adviser Series – International Growth Fund – Class S (JanIntlGr) 1,245 shares (cost $34,472)	67,666
Janus Adviser Series – Worldwide Fund – Class S (JanWorld) 16,138 shares (cost $412,016)	536,763
Janus Equity Funds – Janus Fund (JanFund) 269,148 shares (cost $7,549,039)	7,573,811
Janus Equity Funds – Janus Twenty Fund (Jan20Fd) 418,186 shares (cost $23,982,612)	22,841,339
Janus Equity Funds – Janus Worldwide Fund (JanWrldwde) 114,667 shares (cost $5,803,042)	5,786,097
Lazard Small Cap Portfolio Open Shares (LazSmCap) 200,382 shares (cost $3,400,010)	2,859,447
MFS® Strategic Income Fund – Class A (MFSStratIncA) 135,335 shares (cost $915,483)	912,157
Neuberger Berman Genesis Fund – Trust Class (NBGen) 342,745 shares (cost $14,580,407)	16,359,200
Neuberger Berman Guardian Fund – Investor Class (NBGuard) 151,660 shares (cost $2,259,555)	2,861,819
Neuberger Berman Guardian Fund – Trust Class (NBGuardT) 14,708 shares (cost $165,377)	218,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Limited Maturity Bond Fund – Investor Class (NBLtdMat) 107,917 shares (cost $1,016,248)	$980,965
Neuberger Berman Partners Fund – Investor Class (NBPartI) 215,178 shares (cost $5,068,603)	6,681,284
Neuberger Berman Partners Fund – Trust Class (NBPartT) 25,949 shares (cost $565,392)	622,260
Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes) 91,845 shares (cost $1,497,793)	1,634,835
Oppenheimer Capital Appreciation Fund A (OppCapApA) 48,010 shares (cost $2,022,916)	2,214,693
Oppenheimer Champion Income Fund A (OppChpInc) 25,085 shares (cost $234,935)	238,810
Oppenheimer Global Fund A (OppGlob) 176,091 shares (cost $9,085,215)	12,944,480
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 226,857 shares (cost $6,830,299)	8,278,029
Oppenheimer Strategic Income Fund A (OppStratInc) 138,800 shares (cost $591,011)	595,454
Phoenix Balanced Fund – Class A (PhxBalFd) 64,136 shares (cost $915,670)	937,667
PIMCO Total Return Fund – Class A (PimTotRet) 357,542 shares (cost $3,802,380)	3,711,287
Putnam International Equity Fund – Class A (PIntEq) 172 shares (cost $3,795)	5,378
Putnam Voyager Fund – Class A (PVoyager) 3,400 shares (cost $57,231)	62,258
Templeton Foreign Fund – Class A (TemForFd) 366,549 shares (cost $4,061,191)	4,999,732
Van Kampen Growth and Income Fund – Class A (VKGrInc) 151,647 shares (cost $3,048,275)	3,348,370
Van Kampen Mid Cap Growth Fund – Class A (VKMidCpGro) 29,553 shares (cost $770,763)	767,791
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec) 105,053 shares (cost $2,778,910)	3,282,919
Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap) 21,025 shares (cost $301,432)	288,250
Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk) 214,811 shares (cost $4,387,115)	4,296,230
Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc) 7,062 shares (cost $156,838)	169,351
Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth) 17,634 shares (cost $390,690)	400,645
Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr) 74,964 shares (cost $1,560,395)	1,910,843
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr) 49,450 shares (cost $326,472)	301,152

Total investments	355,701,457
Accounts receivable	–

Total assets	355,701,457
Accounts payable	2,080

Contract owners’ equity (note 4)	$355,699,377

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBBal	AIMDynam	AIMSmCpGr	AIMSmCoGr	ACGroI	ACIncGroA	ACIncGroI
Reinvested dividends	$5,162,535	5,897	–	–	–	5,434	41,283	122,745
Mortality and expense risk charges (note 2)	(4,365,030)	(3,281)	(80,616)	(5,171)	(1,947)	(103,449)	(29,522)	(86,639)

Net investment income (loss)	797,505	2,616	(80,616)	(5,171)	(1,947)	(98,015)	11,761	36,106

Proceeds from mutual fund shares sold	94,912,388	178,733	1,486,863	448,945	1,084,954	1,800,990	906,934	1,541,379
Cost of mutual fund shares sold	(95,416,045)	(171,230)	(1,187,166)	(472,185)	(950,564)	(2,624,397)	(799,380)	(1,597,161)

Realized gain (loss) on investments	(503,657)	7,503	299,697	(23,240)	134,390	(823,407)	107,554	(55,782)
Change in unrealized gain (loss) on investments	18,740,537	12,394	625,070	(16,411)	(58,404)	1,434,086	138,127	676,030

Net gain (loss) on investments	18,236,880	19,897	924,767	(39,651)	75,986	610,679	245,681	620,248

Reinvested capital gains	15,798,752	–	–	33,100	–	–	120,913	304,587

Net increase (decrease) in contract owners’ equity resulting from operations	$34,833,137	22,513	844,151	(11,722)	74,039	512,664	378,355	960,941

Investment activity:	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
Reinvested dividends	$1,581	11,903	118,827	–	14,783	21,485	–	31,838
Mortality and expense risk charges (note 2)	(3,520)	(21,330)	(33,859)	(174,316)	(18,418)	(11,834)	(45,415)	(5,163)

Net investment income (loss)	(1,939)	(9,427)	84,968	(174,316)	(3,635)	9,651	(45,415)	26,675

Proceeds from mutual fund shares sold	74,703	396,450	610,128	3,694,676	314,015	531,188	836,449	117,982
Cost of mutual fund shares sold	(53,689)	(239,134)	(633,280)	(5,659,559)	(246,202)	(562,954)	(958,480)	(114,615)

Realized gain (loss) on investments	21,014	157,316	(23,152)	(1,964,883)	67,813	(31,766)	(122,031)	3,367
Change in unrealized gain (loss) on investments	49,867	202,427	14,597	564,132	250,816	59,417	184,760	18,481

Net gain (loss) on investments	70,881	359,743	(8,555)	(1,400,751)	318,629	27,651	62,729	21,848

Reinvested capital gains	–	–	–	835,593	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$68,942	350,316	76,413	(739,474)	314,994	37,302	17,314	48,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
Reinvested dividends	$113,236	69,060	–	32,642	–	246,011	23,923	3,245
Mortality and expense risk charges (note 2)	(32,422)	(60,241)	(498)	(24,899)	(12,066)	(232,306)	(13,629)	(1,422)

Net investment income (loss)	80,814	8,819	(498)	7,743	(12,066)	13,705	10,294	1,823

Proceeds from mutual fund shares sold	640,356	1,345,542	69,080	440,878	240,880	3,429,753	384,556	43,285
Cost of mutual fund shares sold	(649,373)	(1,129,658)	(59,545)	(440,571)	(288,313)	(3,769,848)	(315,154)	(30,184)

Realized gain (loss) on investments	(9,017)	215,884	9,535	307	(47,433)	(340,095)	69,402	13,101
Change in unrealized gain (loss) on investments	(11,288)	252,464	(12,698)	137,281	125,307	2,024,649	(35,633)	10,904

Net gain (loss) on investments	(20,305)	468,348	(3,163)	137,588	77,874	1,684,554	33,769	24,005

Reinvested capital gains	–	195,512	4,982	360	–	587,351	104,047	–

Net increase (decrease) in contract owners’ equity resulting from operations	$60,509	672,679	1,321	145,691	65,808	2,285,610	148,110	25,828

Investment activity:	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
Reinvested dividends	$176,097	33,282	125,956	10,833	20,974	–	46,967	45,407
Mortality and expense risk charges (note 2)	(28,543)	(7,941)	(29,238)	(6,538)	(15,917)	(9,712)	(46,989)	(57,071)

Net investment income (loss)	147,554	25,341	96,718	4,295	5,057	(9,712)	(22)	(11,664)

Proceeds from mutual fund shares sold	916,125	222,939	668,747	162,074	232,401	344,963	997,904	869,270
Cost of mutual fund shares sold	(955,686)	(227,909)	(655,119)	(152,053)	(216,952)	(306,955)	(766,173)	(717,452)

Realized gain (loss) on investments	(39,561)	(4,970)	13,628	10,021	15,449	38,008	231,731	151,818
Change in unrealized gain (loss) on investments	112,493	1,492	(12,585)	12,639	27,737	11,956	213,060	315,136

Net gain (loss) on investments	72,932	(3,478)	1,043	22,660	43,186	49,964	444,791	466,954

Reinvested capital gains	–	–	–	30,912	68,460	–	162,706	166,017

Net increase (decrease) in contract owners’ equity resulting from operations	$220,486	21,863	97,761	57,867	116,703	40,252	607,475	621,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
Reinvested dividends	$–	–	155,211	183	81,706	28,926	174,309	83,067
Mortality and expense risk charges (note 2)	(7,422)	(47,293)	(29,035)	(1,225)	(37,365)	(6,041)	(137,098)	(222,452)

Net investment income (loss)	(7,422)	(47,293)	126,176	(1,042)	44,341	22,885	37,211	(139,385)

Proceeds from mutual fund shares sold	1,034,714	1,178,200	789,711	203,096	1,024,834	75,916	2,018,463	4,188,881
Cost of mutual fund shares sold	(990,185)	(1,413,542)	(756,843)	(158,927)	(991,391)	(84,527)	(1,891,691)	(5,664,616)

Realized gain (loss) on investments	44,529	(235,342)	32,868	44,169	33,443	(8,611)	126,772	(1,475,735)
Change in unrealized gain (loss) on investments	(27,067)	390,832	151,691	(27,137)	(10,071)	36,685	979,861	(1,456,646)

Net gain (loss) on investments	17,462	155,490	184,559	17,032	23,372	28,074	1,106,633	(2,932,381)

Reinvested capital gains	–	–	–	859	133,887	–	643,235	3,996,272

Net increase (decrease) in contract owners’ equity resulting from operations	$10,040	108,197	310,735	16,849	201,600	50,959	1,787,079	924,506

Investment activity:	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
Reinvested dividends	$284,650	1,713	9,830	155,131	–	46,562	55,605	90,786
Mortality and expense risk charges (note 2)	(123,953)	(281)	(24,255)	(108,021)	(27,665)	(44,985)	(47,191)	(23,270)

Net investment income (loss)	160,697	1,432	(14,425)	47,110	(27,665)	1,577	8,414	67,516

Proceeds from mutual fund shares sold	1,868,382	300	315,440	1,752,159	767,923	701,754	1,139,017	495,533
Cost of mutual fund shares sold	(1,825,218)	(368)	(245,517)	(1,180,558)	(574,453)	(550,472)	(808,325)	(495,098)

Realized gain (loss) on investments	43,164	(68)	69,923	571,601	193,470	151,282	330,692	435
Change in unrealized gain (loss) on investments	582,298	685	248,150	169,748	(183,901)	506,979	(61,434)	(15,437)

Net gain (loss) on investments	625,462	617	318,073	741,349	9,569	658,261	269,258	(15,002)

Reinvested capital gains	399,630	–	8,192	585,067	167,436	–	269,546	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,185,789	2,049	311,840	1,373,526	149,340	659,838	547,218	52,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$11,328	186,707	–	–	13,139	1,241	26,559	38,117
Mortality and expense risk charges (note 2)	(3,264)	(53,434)	(7,093)	(12,807)	(6,436)	(494)	(14,751)	(19,613)

Net investment income (loss)	8,064	133,273	(7,093)	(12,807)	6,703	747	11,808	18,504

Proceeds from mutual fund shares sold	63,919	1,390,504	508,988	369,310	91,426	2,576	394,526	271,657
Cost of mutual fund shares sold	(66,970)	(1,485,653)	(454,884)	(305,691)	(81,407)	(2,611)	(340,174)	(243,471)

Realized gain (loss) on investments	(3,051)	(95,149)	54,104	63,619	10,019	(35)	54,352	28,186
Change in unrealized gain (loss) on investments	1,629	68,739	(29,867)	(7,655)	56,213	826	34,326	135,545

Net gain (loss) on investments	(1,422)	(26,410)	24,237	55,964	66,232	791	88,678	163,731

Reinvested capital gains	–	–	–	–	5,951	353	10,021	19,437

Net increase (decrease) in contract owners’ equity resulting from operations	$6,642	106,863	17,144	43,157	78,886	1,891	110,507	201,672

Investment activity:	GVITIDModCon2	GVITJPBal	GartIntlndx	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon
Reinvested dividends	$3,155	5,438	496	17,715	54,666	158,400	49,269	54,674
Mortality and expense risk charges (note 2)	(1,336)	(2,823)	(258)	(17,941)	(20,524)	(94,141)	(41,207)	(25,227)

Net investment income (loss)	1,819	2,615	238	(226)	34,142	64,259	8,062	29,447

Proceeds from mutual fund shares sold	46,961	59,223	633	172,687	162,498	387,405	269,195	183,307
Cost of mutual fund shares sold	(47,206)	(51,739)	(462)	(125,586)	(156,446)	(300,815)	(230,627)	(168,180)

Realized gain (loss) on investments	(245)	7,484	171	47,101	6,052	86,590	38,568	15,127
Change in unrealized gain (loss) on investments	2,851	14,876	3,603	143,241	19,677	487,801	302,803	52,818

Net gain (loss) on investments	2,606	22,360	3,774	190,342	25,729	574,391	341,371	67,945

Reinvested capital gains	1,516	–	624	37,558	29,522	179,425	76,718	59,666

Net increase (decrease) in contract owners’ equity resulting from operations	$5,941	24,975	4,636	227,674	89,393	818,075	426,151	157,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
Reinvested dividends	$28,625	16,720	450,378	245,404	57,561	55,698	9,985	15,417
Mortality and expense risk charges (note 2)	(29,441)	(15,758)	(131,153)	(64,853)	(69,500)	(51,243)	(65,721)	(13,537)

Net investment income (loss)	(816)	962	319,225	180,551	(11,939)	4,455	(55,736)	1,880

Proceeds from mutual fund shares sold	680,015	85,614	5,204,652	5,048,064	1,477,656	1,376,923	2,145,027	166,330
Cost of mutual fund shares sold	(580,175)	(52,552)	(5,204,652)	(5,048,064)	(1,670,638)	(1,070,753)	(1,668,114)	(142,611)

Realized gain (loss) on investments	99,840	33,062	–	–	(192,982)	306,170	476,913	23,719
Change in unrealized gain (loss) on investments	(49,640)	(17,687)	–	–	270,503	223,812	585,239	24,807

Net gain (loss) on investments	50,200	15,375	–	–	77,521	529,982	1,062,152	48,526

Reinvested capital gains	397,348	85,226	–	–	546,752	17,303	229,009	109,884

Net increase (decrease) in contract owners’ equity resulting from operations	$446,732	101,563	319,225	180,551	612,334	551,740	1,235,425	160,290

Investment activity:	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
Reinvested dividends	$–	19,008	481	9,897	25,516	133,753	73,080	–
Mortality and expense risk charges (note 2)	(4,618)	(15,049)	(706)	(6,400)	(97,183)	(291,827)	(75,658)	(38,192)

Net investment income (loss)	(4,618)	3,959	(225)	3,497	(71,667)	(158,074)	(2,578)	(38,192)

Proceeds from mutual fund shares sold	323,452	413,615	2,437	158,563	1,242,745	3,971,638	1,571,606	1,133,421
Cost of mutual fund shares sold	(327,178)	(338,248)	(1,446)	(130,652)	(1,972,695)	(6,417,484)	(2,551,428)	(1,306,261)

Realized gain (loss) on investments	(3,726)	75,367	991	27,911	(729,950)	(2,445,846)	(979,822)	(172,840)
Change in unrealized gain (loss) on investments	12,010	(53,954)	19,861	44,943	1,477,180	4,922,161	1,860,969	28,664

Net gain (loss) on investments	8,284	21,413	20,852	72,854	747,230	2,476,315	881,147	(144,176)

Reinvested capital gains	38,523	87,095	–	–	–	–	–	588,325

Net increase (decrease) in contract owners’ equity resulting from operations	$42,189	112,467	20,627	76,351	675,563	2,318,241	878,569	405,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MFSStratIncA	NBGen	NBGuard	NBGuardT	NBLtdMat	NBPartI	NBPartT	NBSocRes
Reinvested dividends	$58,057	188,289	9,859	511	46,325	41,402	2,677	1,053
Mortality and expense risk charges (note 2)	(12,899)	(223,153)	(38,488)	(3,041)	(13,385)	(91,848)	(7,627)	(13,460)

Net investment income (loss)	45,158	(34,864)	(28,629)	(2,530)	32,940	(50,446)	(4,950)	(12,407)

Proceeds from mutual fund shares sold	338,030	4,974,024	687,452	116,991	226,845	1,965,719	233,099	292,281
Cost of mutual fund shares sold	(332,396)	(3,490,847)	(596,374)	(80,773)	(242,052)	(1,556,032)	(178,781)	(265,000)

Realized gain (loss) on investments	5,634	1,483,177	91,078	36,218	(15,207)	409,687	54,318	27,281
Change in unrealized gain (loss) on investments	1,175	(1,687,537)	70,884	(20,871)	10,386	269,828	1,655	115,656

Net gain (loss) on investments	6,809	(204,360)	161,962	15,347	(4,821)	679,515	55,973	142,937

Reinvested capital gains	–	1,196,371	185,657	14,137	–	109,536	10,142	15,026

Net increase (decrease) in contract owners’ equity resulting from operations	$51,967	957,147	318,990	26,954	28,119	738,605	61,165	145,556

Investment activity:	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
Reinvested dividends	$–	14,708	89,386	56,824	28,983	23,152	163,713	112
Mortality and expense risk charges (note 2)	(25,913)	(2,480)	(170,946)	(86,652)	(6,724)	(13,783)	(44,616)	(67)

Net investment income (loss)	(25,913)	12,228	(81,560)	(29,828)	22,259	9,369	119,097	45

Proceeds from mutual fund shares sold	1,540,633	154,875	3,952,425	1,045,242	212,339	384,289	940,434	69
Cost of mutual fund shares sold	(1,370,530)	(155,751)	(2,674,021)	(771,255)	(210,970)	(365,295)	(978,811)	(50)

Realized gain (loss) on investments	170,103	(876)	1,278,404	273,987	1,369	18,994	(38,377)	19
Change in unrealized gain (loss) on investments	20,157	6,497	68,617	454,627	14,501	(1,559)	(10,130)	826

Net gain (loss) on investments	190,260	5,621	1,347,021	728,614	15,870	17,435	(48,507)	845

Reinvested capital gains	–	–	701,372	351,939	–	82,287	13,814	235

Net increase (decrease) in contract owners’ equity resulting from operations	$164,347	17,849	1,966,833	1,050,725	38,129	109,091	84,404	1,125

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	PVoyager	TemForFd	VKGrInc	VKMidCpGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc
Reinvested dividends	$–	108,662	43,756	–	30,966	–	–	585
Mortality and expense risk charges (note 2)	(1,164)	(65,144)	(30,032)	(6,381)	(27,038)	(3,170)	(56,088)	(2,159)

Net investment income (loss)	(1,164)	43,518	13,724	(6,381)	3,928	(3,170)	(56,088)	(1,574)

Proceeds from mutual fund shares sold	135,092	1,639,399	345,499	456,705	698,946	44,499	965,063	435,175
Cost of mutual fund shares sold	(118,133)	(1,216,734)	(282,693)	(399,362)	(531,608)	(35,547)	(777,704)	(389,656)

Realized gain (loss) on investments	16,959	422,665	62,806	57,343	167,338	8,952	187,359	45,519
Change in unrealized gain (loss) on investments	(11,419)	8,670	144,504	(33,195)	393,203	(33,746)	(441,643)	(17,540)

Net gain (loss) on investments	5,540	431,335	207,310	24,148	560,541	(24,794)	(254,284)	27,979

Reinvested capital gains	–	423,162	183,952	37,710	200,071	40,101	856,909	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,376	898,015	404,986	55,477	764,540	12,137	546,537	26,405

Investment activity:	WFGrowth	WFLgCpGr	WFMidCpGr
Reinvested dividends	$–	–	–
Mortality and expense risk charges (note 2)	(3,537)	(26,088)	(5,495)

Net investment income (loss)	(3,537)	(26,088)	(5,495)

Proceeds from mutual fund shares sold	161,970	456,147	545,108
Cost of mutual fund shares sold	(153,437)	(600,052)	(514,636)

Realized gain (loss) on investments	8,533	(143,905)	30,472
Change in unrealized gain (loss) on investments	3,861	201,292	(37,995)

Net gain (loss) on investments	12,394	57,387	(7,523)

Reinvested capital gains	–	–	37,411

Net increase (decrease) in contract owners’ equity resulting from operations	$8,857	31,299	24,393

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBBal		AIMDynam		AIMSmCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$797,505	215,613	2,616	1,132	(80,616)	(74,036)	(5,171)	–
Realized gain (loss) on investments	(503,657)	(6,047,058)	7,503	153	299,697	(279,273)	(23,240)	–
Change in unrealized gain (loss) on investments	18,740,537	17,060,505	12,394	6,929	625,070	833,628	(16,411)	–
Reinvested capital gains	15,798,752	7,651,107	–	–	–	–	33,100	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,833,137	18,880,167	22,513	8,214	844,151	480,319	(11,722)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	32,346,562	38,318,495	48,819	3,315	538,595	553,700	81,788	–
Transfers between funds	–	–	(118,804)	302,495	(166,325)	(196,601)	466,133	–
Redemptions (note 3)	(59,456,305)	(51,464,050)	(34,563)	(7,814)	(785,672)	(903,135)	(63,060)	–
Annuity benefits	(10,955)	(10,761)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(336,146)	(369,724)	–	–	(7,019)	(7,484)	–	–
Contingent deferred sales charges (note 2)	(224,610)	(376,282)	(100)	(29)	(3,808)	(7,898)	(189)	–
Adjustments to maintain reserves	6,452	24,932	(10)	1,334	(134)	(165)	1,116	–

Net equity transactions	(27,675,002)	(13,877,390)	(104,658)	299,301	(424,363)	(561,583)	485,788	–

Net change in contract owners’ equity	7,158,135	5,002,777	(82,145)	307,515	419,788	(81,264)	474,066	–
Contract owners’ equity beginning of period	348,541,242	343,538,465	307,515	–	6,094,108	6,175,372	–	–

Contract owners’ equity end of period	$355,699,377	348,541,242	225,370	307,515	6,513,896	6,094,108	474,066	–

CHANGES IN UNITS:
Beginning units	20,043,511	20,285,035	29,943	–	672,720	721,091	–	–

Units purchased	5,509,615	6,524,700	7,148	31,384	144,639	145,058	92,504	–
Units redeemed	(6,657,972)	(6,766,224)	(17,017)	(1,441)	(199,346)	(193,429)	(46,078)	–

Ending units	18,895,154	20,043,511	20,074	29,943	618,013	672,720	46,426	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMSmCoGr		AIMTotRet		ACGroI		ACIncGroA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,947)	(5,551)	–	904	(98,015)	(74,244)	11,761	13,940
Realized gain (loss) on investments	134,390	12,392	–	10,973	(823,407)	(528,575)	107,554	32,185
Change in unrealized gain (loss) on investments	(58,404)	8,431	–	(16,111)	1,434,086	883,547	138,127	(56,598)
Reinvested capital gains	–	–	–	–	–	–	120,913	97,275

Net increase (decrease) in contract owners’ equity resulting from operations	74,039	15,272	–	(4,234)	512,664	280,728	378,355	86,802

Equity transactions:
Purchase payments received from contract owners (note 3)	16,011	40,119	–	3,613	444,904	430,615	218,114	352,701
Transfers between funds	(877,210)	312,210	–	(322,918)	(71,111)	(177,824)	(400,216)	146,561
Redemptions (note 3)	(49,151)	(56,619)	–	(15,075)	(1,097,524)	(958,834)	(188,895)	(288,290)
Annuity benefits	–	–	–	–	(10,601)	(10,422)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(10,112)	(11,249)	–	–
Contingent deferred sales charges (note 2)	(5)	(1,002)	–	(292)	(2,580)	(6,332)	(2,453)	(3,450)
Adjustments to maintain reserves	(1)	(128)	–	(26)	4,228	3,422	(110)	(81)

Net equity transactions	(910,356)	294,580	–	(334,698)	(742,796)	(730,624)	(373,560)	207,441

Net change in contract owners’ equity	(836,317)	309,852	–	(338,932)	(230,132)	(449,896)	4,795	294,243
Contract owners’ equity beginning of period	836,317	526,465	–	338,932	8,325,842	8,775,738	2,679,433	2,385,190

Contract owners’ equity end of period	$–	836,317	–	–	8,095,710	8,325,842	2,684,228	2,679,433

CHANGES IN UNITS:
Beginning units	116,299	76,283	–	34,578	218,579	216,274	283,932	261,253

Units purchased	22,635	60,338	–	667	133,073	39,913	57,241	65,536
Units redeemed	(138,934)	(20,322)	–	(35,245)	(130,248)	(37,608)	(94,611)	(42,857)

Ending units	–	116,299	–	–	221,404	218,579	246,562	283,932

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACIncGroI		ACIntlGrA		ACIntlGrI		ACSTGvtI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$36,106	42,674	(1,939)	1,461	(9,427)	6,531	84,968	56,565
Realized gain (loss) on investments	(55,782)	(63,312)	21,014	4,293	157,316	118,544	(23,152)	(16,072)
Change in unrealized gain (loss) on investments	676,030	(18,923)	49,867	29,729	202,427	57,725	14,597	(27,201)
Reinvested capital gains	304,587	269,498	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	960,941	229,937	68,942	35,483	350,316	182,800	76,413	13,292

Equity transactions:
Purchase payments received from contract owners (note 3)	451,242	421,962	–	–	91	901	268,335	429,530
Transfers between funds	(250,745)	(20,711)	(53,253)	(13,140)	(102,166)	(195,870)	(170,844)	(122,199)
Redemptions (note 3)	(1,297,800)	(1,239,200)	(17,261)	(16,246)	(269,888)	(175,818)	(335,785)	(494,273)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(9,892)	(11,225)	–	–	(2,303)	(2,618)	(2,237)	(2,637)
Contingent deferred sales charges (note 2)	(793)	(10,480)	(646)	(114)	(512)	(796)	(1,214)	(4,171)
Adjustments to maintain reserves	(9)	3	(23)	(36)	11	2	(58)	(224)

Net equity transactions	(1,107,997)	(859,651)	(71,183)	(29,536)	(374,767)	(374,199)	(241,803)	(193,974)

Net change in contract owners’ equity	(147,056)	(629,714)	(2,241)	5,947	(24,451)	(191,399)	(165,390)	(180,682)
Contract owners’ equity beginning of period	6,892,875	7,522,589	332,738	326,791	1,666,429	1,857,828	2,899,210	3,079,892

Contract owners’ equity end of period	$6,745,819	6,892,875	330,497	332,738	1,641,978	1,666,429	2,733,820	2,899,210

CHANGES IN UNITS:
Beginning units	357,908	404,012	42,287	46,456	73,235	91,337	169,897	173,163

Units purchased	32,428	40,219	–	–	5	42	28,146	39,455
Units redeemed	(87,478)	(86,323)	(8,238)	(4,169)	(14,754)	(18,144)	(39,900)	(42,721)

Ending units	302,858	357,908	34,049	42,287	58,486	73,235	158,143	169,897

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACUltraI		ACVPInt4		CSGIFixInc		CSMidCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(174,316)	(194,054)	(3,635)	(2,532)	9,651	8,370	(45,415)	(51,461)
Realized gain (loss) on investments	(1,964,883)	(1,603,457)	67,813	34,923	(31,766)	(12,300)	(122,031)	(421,744)
Change in unrealized gain (loss) on investments	564,132	1,865,320	250,816	26,297	59,417	(71,965)	184,760	682,766
Reinvested capital gains	835,593	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(739,474)	67,809	314,994	58,688	37,302	(75,895)	17,314	209,561

Equity transactions:
Purchase payments received from contract owners (note 3)	782,715	1,225,132	320,255	199,757	48,812	111,287	171,668	214,641
Transfers between funds	(1,312,598)	(1,056,681)	1,090,766	(183,794)	(101,714)	39,614	(321,519)	(68,465)
Redemptions (note 3)	(2,737,375)	(2,299,841)	(143,642)	(67,302)	(264,738)	(57,430)	(526,224)	(514,850)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(16,636)	(20,614)	(981)	(544)	(1,012)	(1,078)	(4,173)	(5,216)
Contingent deferred sales charges (note 2)	(7,570)	(20,645)	(318)	(245)	(323)	(259)	(1,022)	(1,881)
Adjustments to maintain reserves	(191)	(72)	(62)	(4)	12	(25)	(29)	10

Net equity transactions	(3,291,655)	(2,172,721)	1,266,018	(52,132)	(318,963)	92,109	(681,299)	(375,761)

Net change in contract owners’ equity	(4,031,129)	(2,104,912)	1,581,012	6,556	(281,661)	16,214	(663,985)	(166,200)
Contract owners’ equity beginning of period	16,072,947	18,177,859	634,500	627,944	1,012,033	995,819	3,795,283	3,961,483

Contract owners’ equity end of period	$12,041,818	16,072,947	2,215,512	634,500	730,372	1,012,033	3,131,298	3,795,283

CHANGES IN UNITS:
Beginning units	1,011,426	1,146,821	50,510	55,739	71,866	65,791	243,568	268,276

Units purchased	70,507	319,769	120,692	33,103	15,896	21,306	14,602	27,462
Units redeemed	(290,811)	(455,164)	(28,241)	(38,332)	(38,009)	(15,231)	(58,003)	(52,170)

Ending units	791,122	1,011,426	142,961	50,510	49,753	71,866	200,167	243,568

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DeDelFund		DryABonds		DryApp		DryELead
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$26,675	33,468	80,814	96,518	8,819	7,015	(498)	(1,002)
Realized gain (loss) on investments	3,367	18,229	(9,017)	(7,295)	215,884	32,454	9,535	1,810
Change in unrealized gain (loss) on investments	18,481	(40,520)	(11,288)	(59,042)	252,464	119,250	(12,698)	(7,234)
Reinvested capital gains	–	–	–	–	195,512	–	4,982	12,533

Net increase (decrease) in contract owners’ equity resulting from operations	48,523	11,177	60,509	30,181	672,679	158,719	1,321	6,107

Equity transactions:
Purchase payments received from contract owners (note 3)	29,147	44,364	156,740	210,614	371,651	881,027	–	–
Transfers between funds	27,751	(188,598)	(152,661)	(80,137)	(790,582)	(328,129)	(26,293)	(10,142)
Redemptions (note 3)	(62,733)	(57,741)	(511,358)	(654,356)	(582,207)	(569,080)	(37,682)	(1,646)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(622)	(667)	(2,913)	(3,978)	(3,703)	(4,115)	–	–
Contingent deferred sales charges (note 2)	(168)	(219)	(1,408)	(2,786)	(2,631)	(6,870)	–	–
Adjustments to maintain reserves	197	92	14	(56)	(101)	(80)	4	(4)

Net equity transactions	(6,428)	(202,769)	(511,586)	(530,699)	(1,007,573)	(27,247)	(63,971)	(11,792)

Net change in contract owners’ equity	42,095	(191,592)	(451,077)	(500,518)	(334,894)	131,472	(62,650)	(5,685)
Contract owners’ equity beginning of period	411,980	603,572	2,731,017	3,231,535	5,380,498	5,249,026	85,268	90,953

Contract owners’ equity end of period	$454,075	411,980	2,279,940	2,731,017	5,045,604	5,380,498	22,618	85,268

CHANGES IN UNITS:
Beginning units	27,252	40,881	178,348	213,109	501,974	499,347	7,031	8,093

Units purchased	7,173	6,877	12,388	20,260	48,656	130,500	344	–
Units redeemed	(7,758)	(20,506)	(45,729)	(55,021)	(145,117)	(127,873)	(5,621)	(1,062)

Ending units	26,667	27,252	145,007	178,348	405,513	501,974	1,754	7,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryBalOpp		Dry3dCen		Dry500Ix		EvInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$7,743	6,407	(12,066)	(10,338)	13,705	(2,204)	10,294	2,608
Realized gain (loss) on investments	307	(8,235)	(47,433)	(107,795)	(340,095)	(437,493)	69,402	24,145
Change in unrealized gain (loss) on investments	137,281	(81,935)	125,307	141,094	2,024,649	990,794	(35,633)	(47,434)
Reinvested capital gains	360	15,231	–	–	587,351	–	104,047	48,651

Net increase (decrease) in contract owners’ equity resulting from operations	145,691	(68,532)	65,808	22,961	2,285,610	551,097	148,110	27,970

Equity transactions:
Purchase payments received from contract owners (note 3)	117,497	208,848	42,688	74,924	1,470,759	1,596,442	62,674	81,877
Transfers between funds	(46,987)	(159,608)	(118,238)	(62,217)	(120,802)	(744,433)	32,382	33,255
Redemptions (note 3)	(278,363)	(206,046)	(128,367)	(139,282)	(3,202,823)	(2,602,610)	(333,110)	(150,319)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,418)	(1,871)	(1,415)	(1,680)	(27,472)	(31,194)	(1,582)	(1,569)
Contingent deferred sales charges (note 2)	(1,243)	(2,217)	(267)	(2,110)	(7,060)	(16,453)	(1,181)	(484)
Adjustments to maintain reserves	1,494	15,535	(19)	(16)	40	20	(44)	11

Net equity transactions	(209,020)	(145,359)	(205,618)	(130,381)	(1,887,358)	(1,798,228)	(240,861)	(37,229)

Net change in contract owners’ equity	(63,329)	(213,891)	(139,810)	(107,420)	398,252	(1,247,131)	(92,751)	(9,259)
Contract owners’ equity beginning of period	1,946,577	2,160,468	1,045,882	1,153,302	17,995,137	19,242,268	1,085,677	1,094,936

Contract owners’ equity end of period	$1,883,248	1,946,577	906,072	1,045,882	18,393,389	17,995,137	992,926	1,085,677

CHANGES IN UNITS:
Beginning units	197,213	213,309	75,308	83,260	624,278	688,019	44,806	46,314

Units purchased	15,973	27,070	3,069	7,216	89,671	86,130	6,631	8,905
Units redeemed	(36,810)	(43,166)	(19,827)	(15,168)	(152,953)	(149,871)	(15,969)	(10,413)

Ending units	176,376	197,213	58,550	75,308	560,996	624,278	35,468	44,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedEqInc		FedHiYld		FedIntCorpBd		FedBdFd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,823	678	147,554	138,028	25,341	30,162	96,718	105,791
Realized gain (loss) on investments	13,101	2,145	(39,561)	(18,606)	(4,970)	(8,005)	13,628	25,831
Change in unrealized gain (loss) on investments	10,904	(1,498)	112,493	(93,689)	1,492	(13,176)	(12,585)	(118,798)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,828	1,325	220,486	25,733	21,863	8,981	97,761	12,824

Equity transactions:
Purchase payments received from contract owners (note 3)	484	489	251,709	373,402	53,260	113,906	227,381	201,479
Transfers between funds	68,657	1,439	541,093	(311,938)	(106,469)	(67,517)	(41,918)	151,224
Redemptions (note 3)	(3,741)	(12,077)	(538,051)	(385,590)	(91,532)	(71,581)	(501,299)	(379,027)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,537)	(1,718)	–	–	(2,257)	(2,443)
Contingent deferred sales charges (note 2)	(97)	(26)	(3,669)	(2,370)	(1,480)	(447)	(626)	(2,184)
Adjustments to maintain reserves	(28)	(5)	103	(134)	–	(93)	9	147

Net equity transactions	65,275	(10,180)	249,648	(328,348)	(146,221)	(25,732)	(318,710)	(30,804)

Net change in contract owners’ equity	91,103	(8,855)	470,134	(302,615)	(124,358)	(16,751)	(220,949)	(17,980)
Contract owners’ equity beginning of period	92,867	101,722	2,037,470	2,340,085	850,195	866,946	2,396,452	2,414,432

Contract owners’ equity end of period	$183,970	92,867	2,507,604	2,037,470	725,837	850,195	2,175,503	2,396,452

CHANGES IN UNITS:
Beginning units	11,009	12,280	173,763	202,267	66,370	68,364	159,931	162,608

Units purchased	11,186	234	107,710	92,592	7,388	34,663	27,934	32,574
Units redeemed	(4,272)	(1,505)	(86,746)	(121,096)	(18,817)	(36,657)	(48,721)	(35,251)

Ending units	17,923	11,009	194,727	173,763	54,941	66,370	139,144	159,931

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidABalA		FidABalT		FidAEGroA		FidAEqIncA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,295	5,947	5,057	5,043	(9,712)	(11,705)	(22)	(5,439)
Realized gain (loss) on investments	10,021	4,806	15,449	(14,078)	38,008	49,835	231,731	197,360
Change in unrealized gain (loss) on investments	12,639	(22,000)	27,737	(14,689)	11,956	3,625	213,060	(195,150)
Reinvested capital gains	30,912	35,865	68,460	62,490	–	–	162,706	217,246

Net increase (decrease) in contract owners’ equity resulting from operations	57,867	24,618	116,703	38,766	40,252	41,755	607,475	214,017

Equity transactions:
Purchase payments received from contract owners (note 3)	11,777	14,626	136,745	144,177	184,113	47,590	500,001	761,885
Transfers between funds	(37,516)	22,991	26,467	(144,811)	(100,157)	(371,160)	(394,818)	(259,897)
Redemptions (note 3)	(119,967)	(191,668)	(158,160)	(167,256)	(145,708)	(78,523)	(466,214)	(535,126)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,790)	(2,036)	–	–	–	–
Contingent deferred sales charges (note 2)	(1,389)	(3,797)	(1,092)	(284)	(3,471)	(906)	(7,469)	(4,380)
Adjustments to maintain reserves	(45)	(23)	(4)	(13)	(59)	(43)	(145)	(125)

Net equity transactions	(147,140)	(157,871)	2,166	(170,223)	(65,282)	(403,042)	(368,645)	(37,643)

Net change in contract owners’ equity	(89,273)	(133,253)	118,869	(131,457)	(25,030)	(361,287)	238,830	176,374
Contract owners’ equity beginning of period	654,878	788,131	1,145,848	1,277,305	919,599	1,280,886	4,189,354	4,012,980

Contract owners’ equity end of period	$565,605	654,878	1,264,717	1,145,848	894,569	919,599	4,428,184	4,189,354

CHANGES IN UNITS:
Beginning units	62,215	77,870	73,624	85,032	135,715	196,942	313,369	315,936

Units purchased	1,187	6,499	15,684	10,951	30,674	12,273	53,223	71,484
Units redeemed	(14,639)	(22,154)	(15,330)	(22,359)	(40,983)	(73,500)	(79,960)	(74,051)

Ending units	48,763	62,215	73,978	73,624	125,406	135,715	286,632	313,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidAEqIncT		FidAGrOppA		FidAGrOppT		FidAHiIncT
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(11,664)	(24,298)	(7,422)	(5,532)	(47,293)	(51,524)	126,176	155,264
Realized gain (loss) on investments	151,818	105,274	44,529	12,987	(235,342)	(387,242)	32,868	42,879
Change in unrealized gain (loss) on investments	315,136	(104,829)	(27,067)	13,440	390,832	698,681	151,691	(120,377)
Reinvested capital gains	166,017	221,059	–	–	–	–	–	7,806

Net increase (decrease) in contract owners’ equity resulting from operations	621,307	197,206	10,040	20,895	108,197	259,915	310,735	85,572

Equity transactions:
Purchase payments received from contract owners (note 3)	425,766	462,032	60,752	91,015	250,429	264,332	–	441
Transfers between funds	36,664	74,921	(300,782)	381,765	(223,642)	(110,389)	(132,184)	(370,594)
Redemptions (note 3)	(791,227)	(661,230)	(151,845)	(103,956)	(849,782)	(599,574)	(499,821)	(371,786)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,425)	(5,966)	–	–	(6,418)	(7,182)	(2,045)	(2,585)
Contingent deferred sales charges (note 2)	(2,623)	(1,923)	(486)	(3,160)	(2,063)	(3,743)	(647)	(2,917)
Adjustments to maintain reserves	(26)	33	(25)	827	(38)	28	234	27

Net equity transactions	(336,871)	(132,133)	(392,386)	366,491	(831,514)	(456,528)	(634,463)	(747,414)

Net change in contract owners’ equity	284,436	65,073	(382,346)	387,386	(723,317)	(196,613)	(323,728)	(661,842)
Contract owners’ equity beginning of period	4,273,989	4,208,916	959,159	571,773	4,198,792	4,395,405	2,568,910	3,230,752

Contract owners’ equity end of period	$4,558,425	4,273,989	576,813	959,159	3,475,475	4,198,792	2,245,182	2,568,910

CHANGES IN UNITS:
Beginning units	200,850	207,282	121,384	77,514	294,745	330,246	153,451	198,711

Units purchased	33,105	43,415	83,120	146,572	36,102	40,311	8,611	11,203
Units redeemed	(48,192)	(49,847)	(134,048)	(102,702)	(95,201)	(75,812)	(43,562)	(56,463)

Ending units	185,763	200,850	70,456	121,384	235,646	294,745	118,500	153,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidAOvA		FidAsMgr		FidCapInc		FidEqInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,042)	(446)	44,341	35,122	22,885	23,522	37,211	30,105
Realized gain (loss) on investments	44,169	9,515	33,443	(97,717)	(8,611)	(16,468)	126,772	25,258
Change in unrealized gain (loss) on investments	(27,137)	10,706	(10,071)	58,469	36,685	9,528	979,861	(34,410)
Reinvested capital gains	859	3,125	133,887	80,193	–	–	643,235	419,075

Net increase (decrease) in contract owners’ equity resulting from operations	16,849	22,900	201,600	76,067	50,959	16,582	1,787,079	440,028

Equity transactions:
Purchase payments received from contract owners (note 3)	–	19	176,128	168,900	–	–	609,006	589,954
Transfers between funds	(131,805)	(90,932)	(111,545)	(175,469)	–	–	25,430	245,476
Redemptions (note 3)	(68,381)	(4,154)	(926,385)	(749,465)	(69,087)	(75,855)	(1,761,538)	(1,596,764)
Annuity benefits	–	–	–	–	–	–	(354)	(339)
Annual contract maintenance charges (note 2)	–	–	(4,166)	(5,082)	(772)	(841)	(12,910)	(14,110)
Contingent deferred sales charges (note 2)	(1,672)	(11)	(911)	(3,411)	(18)	–	(1,663)	(6,160)
Adjustments to maintain reserves	(8)	(5)	24	(15)	95	(24)	(223)	(5,641)

Net equity transactions	(201,866)	(95,083)	(866,855)	(764,542)	(69,782)	(76,720)	(1,142,252)	(787,584)

Net change in contract owners’ equity	(185,017)	(72,183)	(665,255)	(688,475)	(18,823)	(60,138)	644,827	(347,556)
Contract owners’ equity beginning of period	202,627	274,810	3,219,428	3,907,903	477,891	538,029	10,535,147	10,882,703

Contract owners’ equity end of period	$17,610	202,627	2,554,173	3,219,428	459,068	477,891	11,179,974	10,535,147

CHANGES IN UNITS:
Beginning units	19,671	30,133	155,360	193,635	6,767	7,899	104,705	112,880

Units purchased	–	226	10,904	10,836	–	–	12,791	11,803
Units redeemed	(18,204)	(10,688)	(51,895)	(49,111)	(941)	(1,132)	(23,534)	(19,978)

Ending units	1,467	19,671	114,369	155,360	5,826	6,767	93,962	104,705

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidMgln		FidPurtn		FidVIPHI		FidVIPOvS2R
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(139,385)	(74,670)	160,697	128,788	1,432	2,793	(14,425)	(3,480)
Realized gain (loss) on investments	(1,475,735)	(753,974)	43,164	(68,985)	(68)	(61)	69,923	34,938
Change in unrealized gain (loss) on investments	(1,456,646)	1,195,038	582,298	(52,409)	685	(2,447)	248,150	60,898
Reinvested capital gains	3,996,272	513,479	399,630	307,367	–	–	8,192	1,803

Net increase (decrease) in contract owners’ equity resulting from operations	924,506	879,873	1,185,789	314,761	2,049	285	311,840	94,159

Equity transactions:
Purchase payments received from contract owners (note 3)	606,671	772,559	397,080	423,507	–	–	458,852	185,948
Transfers between funds	(877,559)	(643,218)	82,662	161,605	–	–	1,374,378	122,787
Redemptions (note 3)	(3,402,694)	(2,872,270)	(1,899,373)	(1,889,399)	–	–	(202,673)	(24,080)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(23,409)	(26,642)	(10,437)	(11,920)	(17)	(17)	(805)	(140)
Contingent deferred sales charges (note 2)	(4,970)	(18,880)	(5,645)	(8,498)	–	–	(558)	(150)
Adjustments to maintain reserves	(630)	58	44	35	(11)	(9)	(13)	(74)

Net equity transactions	(3,702,591)	(2,788,393)	(1,435,669)	(1,324,670)	(28)	(26)	1,629,181	284,291

Net change in contract owners’ equity	(2,778,085)	(1,908,520)	(249,880)	(1,009,909)	2,021	259	1,941,021	378,450
Contract owners’ equity beginning of period	18,463,355	20,371,875	9,775,061	10,784,970	20,903	20,644	891,815	513,365

Contract owners’ equity end of period	$15,685,270	18,463,355	9,525,181	9,775,061	22,924	20,903	2,832,836	891,815

CHANGES IN UNITS:
Beginning units	636,228	737,378	333,373	379,994	874	875	68,873	46,477

Units purchased	32,752	38,819	23,903	32,302	–	–	150,632	56,471
Units redeemed	(158,241)	(139,969)	(70,535)	(78,923)	(1)	(1)	(31,505)	(34,075)

Ending units	510,739	636,228	286,741	333,373	873	874	188,000	68,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FranMutSer		FranSmMCpGr		FrVIPForSec3		FranBSInv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$47,110	13,776	(27,665)	(22,402)	1,577	1,829	8,414	(7,619)
Realized gain (loss) on investments	571,601	381,416	193,470	131,628	151,282	185,283	330,692	238,737
Change in unrealized gain (loss) on investments	169,748	(47,838)	(183,901)	79,027	506,979	41,095	(61,434)	(76,434)
Reinvested capital gains	585,067	369,251	167,436	–	–	–	269,546	132,540

Net increase (decrease) in contract owners’ equity resulting from operations	1,373,526	716,605	149,340	188,253	659,838	228,207	547,218	287,224

Equity transactions:
Purchase payments received from contract owners (note 3)	984,408	1,081,663	241,659	313,775	653,384	778,180	874,483	769,046
Transfers between funds	539,551	444,571	(296,576)	(943,325)	706,842	(98,963)	135,575	561,621
Redemptions (note 3)	(1,622,527)	(946,483)	(190,074)	(160,823)	(720,554)	(359,750)	(443,833)	(309,556)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,278)	(4,962)	–	–	(2,108)	(1,617)	–	–
Contingent deferred sales charges (note 2)	(7,797)	(7,809)	(1,332)	(2,359)	(865)	(3,089)	(2,927)	(2,687)
Adjustments to maintain reserves	(207)	(1,068)	(90)	(39)	(11)	(81)	(177)	(54)

Net equity transactions	(111,850)	565,912	(246,413)	(792,771)	636,688	314,680	563,121	1,018,370

Net change in contract owners’ equity	1,261,676	1,282,517	(97,073)	(604,518)	1,296,526	542,887	1,110,339	1,305,594
Contract owners’ equity beginning of period	8,515,920	7,233,403	2,489,754	3,094,272	2,927,966	2,385,079	3,530,946	2,225,352

Contract owners’ equity end of period	$9,777,596	8,515,920	2,392,681	2,489,754	4,224,492	2,927,966	4,641,285	3,530,946

CHANGES IN UNITS:
Beginning units	517,613	476,078	319,814	435,237	233,560	206,884	175,926	121,505

Units purchased	124,644	213,396	76,226	46,458	119,830	154,237	92,034	96,254
Units redeemed	(130,844)	(171,861)	(106,744)	(161,881)	(72,432)	(127,561)	(67,038)	(41,833)

Ending units	511,413	517,613	289,296	319,814	280,958	233,560	200,922	175,926

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GartBond		GartBdIx		GartGvtBd		GartGrowA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$67,516	68,468	8,064	6,785	133,273	145,634	(7,093)	(6,345)
Realized gain (loss) on investments	435	13,530	(3,051)	(946)	(95,149)	(118,464)	54,104	9,158
Change in unrealized gain (loss) on investments	(15,437)	(43,131)	1,629	(4,259)	68,739	53,690	(29,867)	19,431
Reinvested capital gains	–	–	–	–	–	4,002	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	52,514	38,867	6,642	1,580	106,863	84,862	17,144	22,244

Equity transactions:
Purchase payments received from contract owners (note 3)	149,087	185,496	80,725	46,924	262,686	296,585	78,957	72,171
Transfers between funds	(141,374)	(37,141)	(30,479)	(23,039)	(234,465)	(775,735)	(184,494)	85,218
Redemptions (note 3)	(320,856)	(413,462)	(30,689)	(11,129)	(772,822)	(821,785)	(154,112)	(48,260)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,620)	(2,887)	–	–	(3,998)	(4,902)	(574)	(648)
Contingent deferred sales charges (note 2)	(2,235)	(2,505)	(351)	(180)	(2,258)	(9,473)	(1,748)	(537)
Adjustments to maintain reserves	(107)	9	(15)	(44)	129	153	253	253

Net equity transactions	(318,105)	(270,490)	19,191	12,532	(750,728)	(1,315,157)	(261,718)	108,197

Net change in contract owners’ equity	(265,591)	(231,623)	25,833	14,112	(643,865)	(1,230,295)	(244,574)	130,441
Contract owners’ equity beginning of period	2,039,001	2,270,624	268,493	254,381	4,825,019	6,055,314	671,279	540,838

Contract owners’ equity end of period	$1,773,410	2,039,001	294,326	268,493	4,181,154	4,825,019	426,705	671,279

CHANGES IN UNITS:
Beginning units	58,803	64,183	21,251	20,255	332,211	423,678	59,143	49,930

Units purchased	4,620	7,179	6,819	4,849	51,773	60,947	23,209	28,001
Units redeemed	(16,382)	(12,559)	(5,286)	(3,853)	(102,357)	(152,414)	(46,432)	(18,788)

Ending units	47,041	58,803	22,784	21,251	281,627	332,211	35,920	59,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GartGrowD		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,807)	(13,948)	6,703	1,723	747	226	11,808	8,268
Realized gain (loss) on investments	63,619	26,841	10,019	652	(35)	6	54,352	2,935
Change in unrealized gain (loss) on investments	(7,655)	47,195	56,213	12,652	826	(369)	34,326	7,847
Reinvested capital gains	–	–	5,951	4,918	353	501	10,021	13,059

Net increase (decrease) in contract owners’ equity resulting from operations	43,157	60,088	78,886	19,945	1,891	364	110,507	32,109

Equity transactions:
Purchase payments received from contract owners (note 3)	3,548	4,180	130,431	110,916	16,374	34,118	155,604	119,930
Transfers between funds	(97,099)	(15,979)	547,786	65,904	212	1,006	331,863	269,110
Redemptions (note 3)	(256,176)	(187,121)	(57,163)	(4,829)	(1,227)	(4,151)	(372,805)	(27,267)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,736)	(2,082)	(1,044)	(298)	(171)	(28)	(1,883)	(540)
Contingent deferred sales charges (note 2)	(227)	(983)	(140)	(2)	–	(2)	(3,282)	(157)
Adjustments to maintain reserves	89	(80)	(14)	(4)	11	(9)	4	2

Net equity transactions	(351,601)	(202,065)	619,856	171,687	15,199	30,934	109,501	361,078

Net change in contract owners’ equity	(308,444)	(141,977)	698,742	191,632	17,090	31,298	220,008	393,187
Contract owners’ equity beginning of period	1,179,396	1,321,373	281,322	89,690	31,608	310	906,866	513,679

Contract owners’ equity end of period	$870,952	1,179,396	980,064	281,322	48,698	31,608	1,126,874	906,866

CHANGES IN UNITS:
Beginning units	39,806	49,460	23,675	8,041	2,998	30	81,006	47,710

Units purchased	55	56	56,000	16,229	1,620	3,369	44,041	37,450
Units redeemed	(17,244)	(9,710)	(8,174)	(595)	(210)	(401)	(33,464)	(4,154)

Ending units	22,617	39,806	71,501	23,675	4,408	2,998	91,583	81,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GartIntlndx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$18,504	6,971	1,819	837	2,615	1,914	238	110
Realized gain (loss) on investments	28,186	10,908	(245)	88	7,484	7,836	171	3,075
Change in unrealized gain (loss) on investments	135,545	7,833	2,851	(87)	14,876	(6,608)	3,603	(1,412)
Reinvested capital gains	19,437	16,452	1,516	1,099	–	–	624	530

Net increase (decrease) in contract owners’ equity resulting from operations	201,672	42,164	5,941	1,937	24,975	3,142	4,636	2,303

Equity transactions:
Purchase payments received from contract owners (note 3)	263,571	157,417	76,483	30,314	37,331	107,936	–	–
Transfers between funds	1,026,335	315,869	11,692	50,538	(19,030)	8,924	(256)	(14,788)
Redemptions (note 3)	(187,968)	(81,136)	(26,489)	(7,340)	(29,926)	(33,701)	(106)	(11,373)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,363)	(1,011)	(446)	(115)	(295)	(230)	–	–
Contingent deferred sales charges (note 2)	(87)	(1,715)	(82)	–	(237)	(515)	(2)	(5)
Adjustments to maintain reserves	(6)	(6)	9	(10)	(23)	(41)	(9)	4

Net equity transactions	1,099,482	389,418	61,167	73,387	(12,180)	82,373	(373)	(26,162)

Net change in contract owners’ equity	1,301,154	431,582	67,108	75,324	12,795	85,515	4,263	(23,859)
Contract owners’ equity beginning of period	969,300	537,718	86,397	11,073	231,136	145,621	19,359	43,218

Contract owners’ equity end of period	$2,270,454	969,300	153,505	86,397	243,931	231,136	23,622	19,359

CHANGES IN UNITS:
Beginning units	83,390	48,890	7,929	1,048	21,649	13,825	1,811	4,530

Units purchased	114,419	46,093	9,740	7,802	4,871	12,682	–	–
Units redeemed	(25,036)	(11,593)	(4,505)	(921)	(5,902)	(4,858)	(30)	(2,719)

Ending units	172,773	83,390	13,164	7,929	20,618	21,649	1,781	1,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GartIDAgg		GartIDCon		GartIDMod		GartIDModAgg
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(226)	8,921	34,142	23,344	64,259	77,792	8,062	24,507
Realized gain (loss) on investments	47,101	48,873	6,052	11,040	86,590	67,984	38,568	17,487
Change in unrealized gain (loss) on investments	143,241	(6,753)	19,677	(23,115)	487,801	93,794	302,803	81,675
Reinvested capital gains	37,558	24,647	29,522	19,318	179,425	79,895	76,718	39,361

Net increase (decrease) in contract owners’ equity resulting from operations	227,674	75,688	89,393	30,587	818,075	319,465	426,151	163,030

Equity transactions:
Purchase payments received from contract owners (note 3)	396,418	631,840	292,728	282,396	1,359,945	2,691,425	722,456	1,424,325
Transfers between funds	50,091	(61,378)	175,118	96,861	71,023	505,502	15,895	67,375
Redemptions (note 3)	(176,402)	(85,414)	(152,607)	(149,697)	(367,677)	(288,531)	(323,571)	(230,173)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,241)	(1,850)	(1,056)	(1,163)	(3,781)	(1,702)	(5,981)	(3,879)
Adjustments to maintain reserves	(39)	(63)	(42)	(65)	(141)	(141)	(11)	(128)

Net equity transactions	267,827	483,135	314,141	228,332	1,059,369	2,906,553	408,788	1,257,520

Net change in contract owners’ equity	495,501	558,823	403,534	258,919	1,877,444	3,226,018	834,939	1,420,550
Contract owners’ equity beginning of period	1,304,515	745,692	1,640,306	1,381,387	7,507,153	4,281,135	2,998,826	1,578,276

Contract owners’ equity end of period	$1,800,016	1,304,515	2,043,840	1,640,306	9,384,597	7,507,153	3,833,765	2,998,826

CHANGES IN UNITS:
Beginning units	124,879	76,169	144,727	124,360	685,861	408,308	280,453	156,228

Units purchased	43,758	67,223	44,662	43,332	139,758	315,628	69,826	159,643
Units redeemed	(19,273)	(18,513)	(17,549)	(22,965)	(46,760)	(38,075)	(33,004)	(35,418)

Ending units	149,364	124,879	171,840	144,727	778,859	685,861	317,275	280,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GartIDModCon		GartLgCpVal		GartMdCpMkt		GartMyMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$29,447	25,173	(816)	(4,491)	962	(1,729)	319,225	138,825
Realized gain (loss) on investments	15,127	22,493	99,840	160,908	33,062	63,330	–	–
Change in unrealized gain (loss) on investments	52,818	(20,980)	(49,640)	(147,854)	(17,687)	(13,146)	–	–
Reinvested capital gains	59,666	30,172	397,348	88,056	85,226	41,666	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	157,058	56,858	446,732	96,619	101,563	90,121	319,225	138,825

Equity transactions:
Purchase payments received from contract owners (note 3)	495,340	861,353	346,053	295,827	326,421	193,592	2,006,408	1,673,907
Transfers between funds	167,303	33,824	716,498	507,015	300,692	30,197	2,573,289	911,261
Redemptions (note 3)	(188,877)	(271,322)	(451,775)	(365,082)	(51,070)	(109,684)	(3,312,847)	(3,162,885)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,852)	(1,683)	–	–	(17,230)	(16,873)
Contingent deferred sales charges (note 2)	(1,269)	(1,496)	(1,388)	(1,151)	(1,461)	(1,669)	(7,557)	(10,195)
Adjustments to maintain reserves	(86)	(2)	(28)	(50)	(160)	(25)	9	136

Net equity transactions	472,411	622,357	607,508	434,876	574,422	112,411	1,242,072	(604,649)

Net change in contract owners’ equity	629,469	679,215	1,054,240	531,495	675,985	202,532	1,561,297	(465,824)
Contract owners’ equity beginning of period	1,906,350	1,227,135	2,032,432	1,500,937	977,790	775,258	9,165,672	9,631,496

Contract owners’ equity end of period	$2,535,819	1,906,350	3,086,672	2,032,432	1,653,775	977,790	10,726,969	9,165,672

CHANGES IN UNITS:
Beginning units	169,351	112,334	149,960	117,301	73,263	64,225	393,056	418,674

Units purchased	61,452	85,819	97,864	122,669	49,367	24,386	370,389	303,113
Units redeemed	(20,816)	(28,802)	(58,373)	(90,010)	(8,436)	(15,348)	(317,309)	(328,731)

Ending units	209,987	169,351	189,451	149,960	114,194	73,263	446,136	393,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GartMyMktS		GartNWFund		GartSP500Indx		GartSmCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$180,551	76,856	(11,939)	(25,751)	4,455	2,122	(55,736)	(45,916)
Realized gain (loss) on investments	–	–	(192,982)	(432,566)	306,170	202,222	476,913	202,408
Change in unrealized gain (loss) on investments	–	–	270,503	59,267	223,812	(110,651)	585,239	(5,744)
Reinvested capital gains	–	–	546,752	719,667	17,303	28,520	229,009	513,742

Net increase (decrease) in contract owners’ equity resulting from operations	180,551	76,856	612,334	320,617	551,740	122,213	1,235,425	664,490

Equity transactions:
Purchase payments received from contract owners (note 3)	1,393,475	3,126,334	305,112	380,386	422,445	596,911	387,548	256,343
Transfers between funds	3,133,469	789,243	(240,315)	(309,428)	(392,026)	15,156	87,247	442,253
Redemptions (note 3)	(2,439,129)	(1,939,044)	(1,053,046)	(752,603)	(347,821)	(335,365)	(694,146)	(624,881)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(8,742)	(9,728)	(1,897)	(2,204)	(3,906)	(3,916)
Contingent deferred sales charges (note 2)	(20,940)	(9,001)	(1,353)	(3,810)	(1,681)	(4,971)	(2,963)	(2,319)
Adjustments to maintain reserves	(204)	(148)	(138)	14	(122)	(56)	(66)	14

Net equity transactions	2,066,671	1,967,384	(998,482)	(695,169)	(321,102)	269,471	(226,286)	67,494

Net change in contract owners’ equity	2,247,222	2,044,240	(386,148)	(374,552)	230,638	391,684	1,009,139	731,984
Contract owners’ equity beginning of period	4,750,529	2,706,289	5,534,419	5,908,971	4,044,529	3,652,845	4,645,571	3,913,587

Contract owners’ equity end of period	$6,997,751	4,750,529	5,148,271	5,534,419	4,275,167	4,044,529	5,654,710	4,645,571

CHANGES IN UNITS:
Beginning units	449,909	260,132	81,825	87,381	460,212	427,342	229,634	231,298

Units purchased	749,734	941,282	28,403	8,924	119,229	138,522	99,454	119,008
Units redeemed	(559,453)	(751,505)	(46,309)	(14,480)	(149,632)	(105,652)	(112,458)	(120,672)

Ending units	640,190	449,909	63,919	81,825	429,809	460,212	216,630	229,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GartSmCapIx		GartValOpp		JanBal		JanIntlGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,880	(1,945)	(4,618)	(3,945)	3,959	4,768	(225)	(279)
Realized gain (loss) on investments	23,719	20,815	(3,726)	(12,484)	75,367	22,041	991	1,087
Change in unrealized gain (loss) on investments	24,807	(28,794)	12,010	(5,144)	(53,954)	27,828	19,861	10,847
Reinvested capital gains	109,884	30,661	38,523	42,554	87,095	28,611	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	160,290	20,737	42,189	20,981	112,467	83,248	20,627	11,655

Equity transactions:
Purchase payments received from contract owners (note 3)	319,151	119,627	66,813	39,297	61,024	131,862	–	27
Transfers between funds	249,881	(105,861)	(94,636)	(347,554)	(122,612)	(25,427)	(316)	(4,678)
Redemptions (note 3)	(55,818)	(60,734)	(42,054)	(23,850)	(202,251)	(79,439)	(1,402)	(8,399)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(432)	(496)	–	(107)	(722)	(1,203)	–	(172)
Adjustments to maintain reserves	(82)	(35)	(26)	2	(30)	(14)	(7)	(2)

Net equity transactions	512,700	(47,499)	(69,903)	(332,212)	(264,591)	25,779	(1,725)	(13,224)

Net change in contract owners’ equity	672,990	(26,762)	(27,714)	(311,231)	(152,124)	109,027	18,902	(1,569)
Contract owners’ equity beginning of period	785,085	811,847	321,355	632,586	1,417,997	1,308,970	48,758	50,327

Contract owners’ equity end of period	$1,458,075	785,085	293,641	321,355	1,265,873	1,417,997	67,660	48,758

CHANGES IN UNITS:
Beginning units	61,125	65,067	21,774	45,590	129,865	127,676	4,763	6,398

Units purchased	51,660	15,171	14,725	3,656	13,346	21,018	–	300
Units redeemed	(14,958)	(19,113)	(19,447)	(27,472)	(37,023)	(18,829)	(137)	(1,935)

Ending units	97,827	61,125	17,052	21,774	106,188	129,865	4,626	4,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanWorld		JanFund		Jan20Fd		JanWrldwde
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,497	(3,266)	(71,667)	(102,477)	(158,074)	(252,517)	(2,578)	(15,123)
Realized gain (loss) on investments	27,911	35,226	(729,950)	(1,823,641)	(2,445,846)	(2,271,251)	(979,822)	(1,553,955)
Change in unrealized gain (loss) on investments	44,943	(5,189)	1,477,180	2,102,293	4,922,161	4,271,134	1,860,969	1,830,230
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	76,351	26,771	675,563	176,175	2,318,241	1,747,366	878,569	261,152

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	474,302	541,658	1,194,343	1,338,848	4,352	712
Transfers between funds	(89,940)	(142,002)	(404,696)	(970,156)	(1,061,458)	(727,673)	(559,426)	(494,938)
Redemptions (note 3)	(61,599)	(107,611)	(1,024,574)	(1,401,728)	(3,253,499)	(3,467,457)	(907,279)	(1,135,585)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(12,299)	(15,183)	(35,369)	(41,184)	(9,460)	(11,990)
Contingent deferred sales charges (note 2)	(591)	(543)	(3,592)	(8,014)	(10,723)	(35,808)	(2,516)	(6,406)
Adjustments to maintain reserves	(23)	(47)	(83)	(42)	(48)	33	7	(21)

Net equity transactions	(152,153)	(250,203)	(970,942)	(1,853,465)	(3,166,754)	(2,933,241)	(1,474,322)	(1,648,228)

Net change in contract owners’ equity	(75,802)	(223,432)	(295,379)	(1,677,290)	(848,513)	(1,185,875)	(595,753)	(1,387,076)
Contract owners’ equity beginning of period	612,548	835,980	7,869,103	9,546,393	23,689,667	24,875,542	6,381,844	7,768,920

Contract owners’ equity end of period	$536,746	612,548	7,573,724	7,869,103	22,841,154	23,689,667	5,786,091	6,381,844

CHANGES IN UNITS:
Beginning units	92,412	132,162	587,461	710,079	1,016,777	1,174,936	435,577	552,324

Units purchased	–	–	33,916	42,914	70,513	91,072	219	50
Units redeemed	(22,332)	(39,750)	(104,538)	(165,532)	(208,609)	(249,231)	(95,409)	(116,797)

Ending units	70,080	92,412	516,839	587,461	878,681	1,016,777	340,387	435,577

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LazSmCap		MFSStratIncA		NBGen		NBGuard
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(38,192)	(38,960)	45,158	45,255	(34,864)	(200,131)	(28,629)	(19,813)
Realized gain (loss) on investments	(172,840)	175,009	5,634	12,682	1,483,177	523,168	91,078	(79,032)
Change in unrealized gain (loss) on investments	28,664	(742,467)	1,175	(50,095)	(1,687,537)	1,483,301	70,884	303,494
Reinvested capital gains	588,325	667,901	–	–	1,196,371	404,316	185,657	–

Net increase (decrease) in contract owners’ equity resulting from operations	405,957	61,483	51,967	7,842	957,147	2,210,654	318,990	204,649

Equity transactions:
Purchase payments received from contract owners (note 3)	296,401	246,552	123,764	75,238	1,735,546	1,643,628	104,915	93,145
Transfers between funds	(82,811)	(103,395)	(103,289)	216,818	(1,721,061)	1,834,151	(167,191)	127,760
Redemptions (note 3)	(673,781)	(622,608)	(181,075)	(164,968)	(2,910,328)	(1,956,472)	(462,028)	(593,264)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,064)	(2,965)	(1,139)	(1,205)	(11,141)	(10,931)	(3,560)	(3,989)
Contingent deferred sales charges (note 2)	(2,198)	(2,606)	(607)	(2,029)	(10,635)	(18,363)	(528)	(5,564)
Adjustments to maintain reserves	(9)	(48)	(39)	(42)	(214)	1,407	(4)	(12)

Net equity transactions	(465,462)	(485,070)	(162,385)	123,812	(2,917,833)	1,493,420	(528,396)	(381,924)

Net change in contract owners’ equity	(59,505)	(423,587)	(110,418)	131,654	(1,960,686)	3,704,074	(209,406)	(177,275)
Contract owners’ equity beginning of period	2,918,919	3,342,506	1,022,538	890,884	18,319,479	14,615,405	3,071,220	3,248,495

Contract owners’ equity end of period	$2,859,414	2,918,919	912,120	1,022,538	16,358,793	18,319,479	2,861,814	3,071,220

CHANGES IN UNITS:
Beginning units	164,638	194,132	78,799	69,176	807,488	738,855	148,320	167,914

Units purchased	44,092	38,097	13,868	24,136	158,791	239,370	9,292	14,114
Units redeemed	(69,078)	(67,591)	(26,005)	(14,513)	(284,705)	(170,737)	(34,219)	(33,708)

Ending units	139,652	164,638	66,662	78,799	681,574	807,488	123,393	148,320

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBGuardT		NBLtdMat		NBPartI		NBPartT
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,530)	(2,271)	32,940	28,979	(50,446)	(16,278)	(4,950)	(2,112)
Realized gain (loss) on investments	36,218	18,203	(15,207)	(17,282)	409,687	47,078	54,318	34,981
Change in unrealized gain (loss) on investments	(20,871)	4,987	10,386	(9,279)	269,828	603,383	1,655	3,477
Reinvested capital gains	14,137	–	–	–	109,536	312,361	10,142	18,900

Net increase (decrease) in contract owners’ equity resulting from operations	26,954	20,919	28,119	2,418	738,605	946,544	61,165	55,246

Equity transactions:
Purchase payments received from contract owners (note 3)	1,792	2,334	43,042	69,876	492,281	430,255	7,536	6,982
Transfers between funds	(77,973)	(1,100)	56,648	(8,128)	(340,530)	1,204,086	7,967	211,428
Redemptions (note 3)	(35,900)	(119,404)	(175,033)	(318,072)	(1,369,788)	(870,357)	(30,926)	(62,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,187)	(1,337)	(8,445)	(8,101)	–	–
Contingent deferred sales charges (note 2)	(21)	(1,546)	(377)	(2,783)	(3,119)	(2,890)	(160)	(1,485)
Adjustments to maintain reserves	(30)	(10)	160	99	35	1,665	202	7,451

Net equity transactions	(112,132)	(119,726)	(76,747)	(260,345)	(1,229,566)	754,658	(15,381)	162,170

Net change in contract owners’ equity	(85,178)	(98,807)	(48,628)	(257,927)	(490,961)	1,701,202	45,784	217,416
Contract owners’ equity beginning of period	303,702	402,509	1,029,836	1,287,763	7,172,124	5,470,922	576,139	358,723

Contract owners’ equity end of period	$218,524	303,702	981,208	1,029,836	6,681,163	7,172,124	621,923	576,139

CHANGES IN UNITS:
Beginning units	27,967	39,609	72,068	90,347	208,718	185,415	43,693	31,510

Units purchased	190	238	11,207	6,717	33,596	57,778	16,345	23,251
Units redeemed	(10,185)	(11,880)	(16,497)	(24,996)	(68,289)	(34,475)	(17,837)	(11,068)

Ending units	17,972	27,967	66,778	72,068	174,025	208,718	42,201	43,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBSocRes		OppCapApA		OppChpInc		OppGlob
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,407)	(2,246)	(25,913)	(12,836)	12,228	11,298	(81,560)	(92,925)
Realized gain (loss) on investments	27,281	2,910	170,103	195,554	(876)	1,354	1,278,404	865,929
Change in unrealized gain (loss) on investments	115,656	16,185	20,157	(98,314)	6,497	(9,339)	68,617	470,761
Reinvested capital gains	15,026	15,231	–	–	–	–	701,372	436,586

Net increase (decrease) in contract owners’ equity resulting from operations	145,556	32,080	164,347	84,404	17,849	3,313	1,966,833	1,680,351

Equity transactions:
Purchase payments received from contract owners (note 3)	267,588	148,844	367,619	697,081	76,351	91,251	382	1,093
Transfers between funds	793,543	271,190	(953,665)	(151,552)	(118,752)	60,885	(1,359,625)	(879,592)
Redemptions (note 3)	(95,409)	(15,604)	(248,993)	(269,342)	(20,736)	(21,942)	(2,394,796)	(2,113,678)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(184)	(65)	–	–	–	–	(11,883)	(13,836)
Contingent deferred sales charges (note 2)	(1,216)	(42)	(2,792)	(5,847)	(343)	(535)	(5,573)	(11,761)
Adjustments to maintain reserves	5	(40)	(65)	(73)	36	77	(183)	(223)

Net equity transactions	964,327	404,283	(837,896)	270,267	(63,444)	129,736	(3,771,678)	(3,017,997)

Net change in contract owners’ equity	1,109,883	436,363	(673,549)	354,671	(45,595)	133,049	(1,804,845)	(1,337,646)
Contract owners’ equity beginning of period	524,937	88,574	2,888,178	2,533,507	284,436	151,387	14,749,212	16,086,858

Contract owners’ equity end of period	$1,634,820	524,937	2,214,629	2,888,178	238,841	284,436	12,944,367	14,749,212

CHANGES IN UNITS:
Beginning units	43,761	7,845	360,986	327,920	23,082	12,480	526,968	625,115

Units purchased	101,129	38,100	97,939	269,493	7,292	13,272	126	225
Units redeemed	(24,428)	(2,184)	(198,211)	(236,427)	(12,377)	(2,670)	(133,724)	(98,372)

Ending units	120,462	43,761	260,714	360,986	17,997	23,082	393,370	526,968

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec4		OppStratInc		PhxBalFd		PimTotRet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(29,828)	(18,421)	22,259	32,296	9,369	7,729	119,097	82,213
Realized gain (loss) on investments	273,987	110,734	1,369	4,985	18,994	(496)	(38,377)	(13,984)
Change in unrealized gain (loss) on investments	454,627	532,390	14,501	(23,809)	(1,559)	(30,690)	(10,130)	(43,908)
Reinvested capital gains	351,939	–	–	–	82,287	25,687	13,814	32,815

Net increase (decrease) in contract owners’ equity resulting from operations	1,050,725	624,703	38,129	13,472	109,091	2,230	84,404	57,136

Equity transactions:
Purchase payments received from contract owners (note 3)	1,631,019	1,551,667	123,186	184,716	71,445	71,452	287,823	801,723
Transfers between funds	988,017	619,797	(89,950)	145,783	(73,227)	86,434	(185,455)	386,500
Redemptions (note 3)	(1,064,874)	(548,821)	(92,916)	(103,205)	(295,755)	(158,041)	(659,407)	(900,470)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,478)	(3,200)	–	–	(1,520)	(1,649)	–	–
Contingent deferred sales charges (note 2)	(4,851)	(7,295)	(687)	(1,334)	(1,431)	(75)	(3,752)	(6,021)
Adjustments to maintain reserves	(139)	(74)	(19)	56	(19)	(10)	77	(580)

Net equity transactions	1,544,694	1,612,074	(60,386)	226,016	(300,507)	(1,889)	(560,714)	281,152

Net change in contract owners’ equity	2,595,419	2,236,777	(22,257)	239,488	(191,416)	341	(476,310)	338,288
Contract owners’ equity beginning of period	5,682,456	3,445,679	617,703	378,215	1,129,059	1,128,718	4,186,754	3,848,466

Contract owners’ equity end of period	$8,277,875	5,682,456	595,446	617,703	937,643	1,129,059	3,710,444	4,186,754

CHANGES IN UNITS:
Beginning units	436,757	298,367	43,760	27,596	57,925	58,000	316,198	294,143

Units purchased	246,257	233,957	11,842	24,954	4,794	9,229	34,803	129,431
Units redeemed	(134,463)	(95,567)	(15,949)	(8,790)	(19,488)	(9,304)	(76,906)	(107,376)

Ending units	548,551	436,757	39,653	43,760	43,231	57,925	274,095	316,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PIntEq		PVoyager		StrMidCap		TemForFd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$45	29	(1,164)	(410)	–	(1,195)	43,518	20,466
Realized gain (loss) on investments	19	6	16,959	1,147	–	53,685	422,665	268,841
Change in unrealized gain (loss) on investments	826	386	(11,419)	8,740	–	(55,480)	8,670	(79,944)
Reinvested capital gains	235	–	–	–	–	–	423,162	292,099

Net increase (decrease) in contract owners’ equity resulting from operations	1,125	421	4,376	9,477	–	(2,990)	898,015	501,462

Equity transactions:
Purchase payments received from contract owners (note 3)	–	32	13,012	49,926	–	67,769	166	–
Transfers between funds	–	(32)	(93,086)	(1,712)	–	(371,241)	(422,824)	(325,084)
Redemptions (note 3)	–	–	(25,544)	(663)	–	(13,156)	(1,143,602)	(963,521)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(4,458)	(5,067)
Contingent deferred sales charges (note 2)	–	–	–	(22)	–	(604)	(2,897)	(6,501)
Adjustments to maintain reserves	(1)	(1)	(28)	20	–	(8)	35	(110)

Net equity transactions	(1)	(1)	(105,646)	47,549	–	(317,240)	(1,573,580)	(1,300,283)

Net change in contract owners’ equity	1,124	420	(101,270)	57,026	–	(320,230)	(675,565)	(798,821)
Contract owners’ equity beginning of period	4,258	3,838	163,516	106,490	–	320,230	5,675,305	6,474,126

Contract owners’ equity end of period	$5,382	4,258	62,246	163,516	–	–	4,999,740	5,675,305

CHANGES IN UNITS:
Beginning units	265	265	12,850	8,723	–	63,387	291,056	363,832

Units purchased	–	148	2,282	4,873	–	94,371	244	–
Units redeemed	–	(148)	(10,410)	(746)	–	(157,758)	(69,298)	(72,776)

Ending units	265	265	4,722	12,850	–	–	222,002	291,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKGrInc		VKMidCpGro		VKRealEstSec		WRAdSmCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$13,724	4,081	(6,381)	(2,681)	3,928	4,524	(3,170)	(2,443)
Realized gain (loss) on investments	62,806	44,933	57,343	17,258	167,338	36,070	8,952	9,105
Change in unrealized gain (loss) on investments	144,504	(16,196)	(33,195)	15,893	393,203	64,125	(33,746)	(2,594)
Reinvested capital gains	183,952	137,193	37,710	12,739	200,071	82,875	40,101	22,148

Net increase (decrease) in contract owners’ equity resulting from operations	404,986	170,011	55,477	43,209	764,540	187,594	12,137	26,216

Equity transactions:
Purchase payments received from contract owners (note 3)	589,069	393,643	214,074	51,399	583,023	411,264	60,908	111,984
Transfers between funds	323,745	355,900	108,899	297,347	698,561	229,325	(16,584)	(17,403)
Redemptions (note 3)	(177,113)	(206,160)	(74,431)	(62,938)	(184,564)	(66,550)	(11,226)	(30,440)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,143)	(3,745)	(516)	(1,492)	(1,520)	(564)	(417)	(1,496)
Adjustments to maintain reserves	(11)	(35)	(88)	(50)	(120)	(25)	(50)	(13)

Net equity transactions	733,547	539,603	247,938	284,266	1,095,380	573,450	32,631	62,632

Net change in contract owners’ equity	1,138,533	709,614	303,415	327,475	1,859,920	761,044	44,768	88,848
Contract owners’ equity beginning of period	2,209,824	1,500,210	464,288	136,813	1,422,868	661,824	243,451	154,603

Contract owners’ equity end of period	$3,348,357	2,209,824	767,703	464,288	3,282,788	1,422,868	288,219	243,451

CHANGES IN UNITS:
Beginning units	145,322	107,166	27,114	9,302	71,646	38,415	16,011	11,284

Units purchased	72,978	57,187	41,527	24,241	82,937	47,999	5,270	8,750
Units redeemed	(26,409)	(19,031)	(26,924)	(6,429)	(33,040)	(14,768)	(3,231)	(4,023)

Ending units	191,891	145,322	41,717	27,114	121,543	71,646	18,050	16,011

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFComStk		WFGrInc		WFGrowth		WFLgCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56,088)	(52,885)	(1,574)	(1,810)	(3,537)	(479)	(26,088)	(25,797)
Realized gain (loss) on investments	187,359	166,407	45,519	7,888	8,533	3,096	(143,905)	(206,850)
Change in unrealized gain (loss) on investments	(441,643)	(333,946)	(17,540)	(14,240)	3,861	4,674	201,292	352,545
Reinvested capital gains	856,909	615,613	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	546,537	395,189	26,405	(8,162)	8,857	7,291	31,299	119,898

Equity transactions:
Purchase payments received from contract owners (note 3)	230,342	268,719	2,376	6,556	142,874	150,516	223,946	218,083
Transfers between funds	(49,852)	(146,228)	(2,443)	6,894	104,967	32,510	(52,710)	9,275
Redemptions (note 3)	(700,353)	(629,629)	(105,553)	(10,594)	(36,772)	(26,026)	(349,363)	(292,388)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,056)	(3,237)	–	–	–	–	(3,282)	(3,640)
Contingent deferred sales charges (note 2)	(3,785)	(6,924)	(2,842)	(228)	(1,048)	(1,303)	(643)	(3,076)
Adjustments to maintain reserves	2,986	2,690	(32)	(6)	(15)	(13)	(21)	(21)

Net equity transactions	(523,718)	(514,609)	(108,494)	2,622	210,006	155,684	(182,073)	(71,767)

Net change in contract owners’ equity	22,819	(119,420)	(82,089)	(5,540)	218,863	162,975	(150,774)	48,131
Contract owners’ equity beginning of period	4,275,989	4,395,409	251,415	256,955	181,762	18,787	2,061,588	2,013,457

Contract owners’ equity end of period	$4,298,808	4,275,989	169,326	251,415	400,625	181,762	1,910,814	2,061,588

CHANGES IN UNITS:
Beginning units	279,865	319,273	36,681	36,418	15,301	1,702	86,404	89,847

Units purchased	31,460	37,553	44,505	3,342	29,679	17,399	14,204	16,452
Units redeemed	(64,334)	(76,961)	(59,399)	(3,079)	(13,291)	(3,800)	(22,495)	(19,895)

Ending units	246,991	279,865	21,787	36,681	31,689	15,301	78,113	86,404

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFMidCpGr
Investment activity:	2006	2005
Net investment income (loss)	$(5,495)	(4,980)
Realized gain (loss) on investments	30,472	44,621
Change in unrealized gain (loss) on investments	(37,995)	12,675
Reinvested capital gains	37,411	32,725

Net increase (decrease) in contract owners’ equity resulting from operations	24,393	85,041

Equity transactions:
Purchase payments received from contract owners (note 3)	80,358	75,816
Transfers between funds	(154,403)	287,050
Redemptions (note 3)	(45,569)	(50,693)
Annuity benefits	–	–
Annual contract maintenance charges (note 2)	–	–
Contingent deferred sales charges (note 2)	(652)	(198)
Adjustments to maintain reserves	(92)	53

Net equity transactions	(120,358)	312,028

Net change in contract owners’ equity	(95,965)	397,069
Contract owners’ equity beginning of period	397,069	–

Contract owners’ equity end of period	$301,104	397,069

CHANGES IN UNITS:
Beginning units	35,742	–

Units purchased	34,463	86,853
Units redeemed	(46,096)	(51,111)

Ending units	24,109	35,742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AIM Basic Balanced Fund – Investor Class (AIMBBal)

AIM Dynamics Fund – Investor Class (AIMDynam)

AIM Small Cap Growth Fund – Investor Class (AIMSmCpGr)

AIM Small Company Growth Fund – Investor Class (AIMSmCoGr)*

AIM Total Return Fund – Investor Class (AIMTotRet)*

American Century Growth Fund – Investor Class (ACGroI)

American Century Income & Growth Fund – Advisor Class (ACIncGroA)

American Century Income & Growth Fund – Investor Class (ACIncGroI)

American Century International Growth Fund – Advisor Class (ACIntlGrA)

American Century International Growth Fund – Investor Class (ACIntlGrI)

American Century Short-Term Government Fund – Investor Class (ACSTGvtI)

American Century Ultra® Fund – Investor Class (ACUltraI)

Portfolio of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – International Fund – Class IV (ACVPInt4)

Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc)

Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr)

Delaware Delchester Fund – Institutional Class (DeDelFund)

Dreyfus A Bonds Plus Inc. (DryABonds)

Dreyfus Appreciation Fund Inc. (DryApp)

Dreyfus Balanced Fund Inc. (DryBal)*

Dreyfus Emerging Leaders Fund (DryELead)

Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp)

Dreyfus Premier Third Century Fund Inc. – Class Z The (Dry3dCen)

Dreyfus S&P 500 Index Fund (Dry500Ix)

Evergreen Equity Income Fund – Class I (EvInc)

Federated Equity Income Fund Inc. – Class F Shares (FedEqInc)

Federated High Yield Trust (FedHiYld)

Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd)

Federated Investment Series Funds Inc. – Federated Bond Fund – Class F Shares (FedBdFd)

Fidelity® Advisor Balanced Fund – Class A (FidABalA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity® Advisor Balanced Fund – Class T (FidABalT)

Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA)

Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA)

Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT)

Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA)

Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT)

Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT)

Fidelity® Advisor Overseas Fund – Class A (FidAOvA)

Fidelity® Asset Manager™ (FidAsMgr)

Fidelity® Capital & Income Fund (FidCapInc)

Fidelity® Equity-Income Fund (FidEqInc)

Fidelity® Magellan® Fund (FidMgln)

Fidelity® Puritan® Fund (FidPurtn)

Portfolios of the Fidelity® Variable Insurance Products Fund;

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolio of the Franklin Mutual Series Fund Inc.;

Franklin Mutual Series Fund Inc. – Mutual Shares Fund – Class A (FranMutSer)

Franklin Small-Mid Cap Growth Fund I – Class A (FranSmMCpGr)

Portfolio of the Franklin Templeton Variable Insurance Products Trust;

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3

    (FrVIPForSec3)

Portfolio of the Franklin Value Investors Trust;

Franklin Value Investors Trust – Franklin Balance Sheet Investment Fund – Class A (FranBSInv)

Gartmore Bond Fund – Class D (GartBond)

Gartmore Bond Index Fund – Class A (GartBdIx)

Gartmore Government Bond Fund – Class D (GartGvtBd)

Gartmore Growth Fund – Class A (GartGrowA)

Gartmore Growth Fund – Class D (GartGrowD)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

Gartmore International Index Fund – Class A (GartIntlndx)

Gartmore Investor Destinations Aggressive Fund – Service Class (GartIDAgg)

Gartmore Investor Destinations Conservative Fund – Service Class (GartIDCon)

Gartmore Investor Destinations Moderate Fund – Service Class (GartIDMod)

Gartmore Investor Destinations Moderately Aggressive Fund – Service Class (GartIDModAgg)

Gartmore Investor Destinations Moderately Conservative Fund – Service Class (GartIDModCon)

Gartmore Large Cap Value Fund – Class A (GartLgCpVal)

Gartmore Mid Cap Market Index Fund – Class A (GartMdCpMkt)

Gartmore Money Market Fund – Prime Shares (GartMyMkt)

Gartmore Money Market Fund – Service Class (GartMyMktS)

Gartmore Nationwide Fund – Class D (GartNWFund)

Gartmore S&P 500 Index Fund – Service Class (GartSP500Indx)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Gartmore Small Cap Fund – Class A (GartSmCap)

Gartmore Small Cap Index Fund – Class A (GartSmCapIx)

Gartmore Value Opportunities Fund – Class A (GartValOpp)

Portfolios of the Janus Adviser Series;

Janus Adviser Series – Balanced Fund – Class S (JanBal)

Janus Adviser Series – International Growth Fund – Class S (JanIntlGr)

Janus Adviser Series – Worldwide Fund – Class S (JanWorld)

Janus Equity Funds – Janus Fund (JanFund)

Janus Equity Funds – Janus Twenty Fund (Jan20Fd)

Janus Equity Funds – Janus Worldwide Fund (JanWrldwde)

Lazard Small Cap Portfolio Open Shares (LazSmCap)

MFS® Global Governments Fund – Class A (MFSGlobGov)*

MFS® Strategic Income Fund – Class A (MFSStratIncA)

Nationwide Large Cap Growth Fund – Class A (NWLgCapGr)*

Neuberger Berman Genesis Fund – Trust Class (NBGen)

Neuberger Berman Guardian Fund – Investor Class (NBGuard)

Neuberger Berman Guardian Fund – Trust Class (NBGuardT)

Neuberger Berman Limited Maturity Bond Fund – Investor Class (NBLtdMat)

Neuberger Berman Partners Fund – Investor Class (NBPartI)

Neuberger Berman Partners Fund – Trust Class (NBPartT)

Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes)

NMF Prestige Balanced Fund – Class A (NWPrBal)*

NMF Prestige International Fund – Class A (NWPrInt)*

Oppenheimer Capital Appreciation Fund A (OppCapApA)

Oppenheimer Champion Income Fund A (OppChpInc)

Oppenheimer Global Fund A (OppGlob)

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Oppenheimer Strategic Income Fund A (OppStratInc)

Phoenix Balanced Fund – Class A (PhxBalFd)

PIMCO Total Return Fund – Class A (PimTotRet)

Putnam International Equity Fund – Class A (PIntEq)

Putnam Voyager Fund – Class A (PVoyager)

Strong Advisor Mid Cap Growth Fund – Class Z (StrMidCap)*

Templeton Foreign Fund – Class A (TemForFd)

Van Kampen Growth and Income Fund – Class A (VKGrInc)

Van Kampen Mid Cap Growth Fund – Class A (VKMidCpGro)

Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec)

Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap)

Portfolios of the Wells Fargo Advantage FundsSM;

Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk)

Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc)

Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth)

Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr)

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr)

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges – Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC	–	(0.25%)
Five Year CDSC	–	(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon	–	0.25%
In Oregon only	–	0.30%
Death Benefit Options:
Five-Year Reset	–	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

One-Year Enhanced (for contracts issued on or after 1-2-01)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.	–	0.15%

Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)	–	0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up (for contracts issued prior to 1-2-01)	–	0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	0.45%
Option 2	–	0.30%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1):	1.30%	2.55%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	AIMBBal	AIMDynam	AIMSmCpGr	AIMSmCoGr	ACGroI	ACIncGroA	ACIncGroI
0.95%	$388,694	827	5,879	2,537	637	1,011	8,409	–
1.00%	18,195	–	96	17	8	–	250	–
1.05%	7,743	2	475	110	44	427	791	–
1.10%	125,935	87	5,506	135	73	683	2,490	–
1.15%	33,571	7	362	111	42	341	324	–
1.20%	316,740	867	4,588	1,344	792	3,546	7,551	–
1.25%	59,611	118	1,816	266	89	323	2,363	–
1.30%	3,095,200	–	56,981	11	5	93,075	97	86,639
1.35%	48,540	26	1,013	70	30	727	718	–
1.40%	100,016	772	812	58	26	475	2,650	–
1.45%	124,577	483	2,630	280	115	2,656	2,498	–
1.50%	20,079	57	308	197	75	185	419	–
1.55%	9,119	29	108	26	10	–	193	–
1.60%	4,357	–	8	9	1	–	8	–
1.65%	7,157	–	16	–	–	–	666	–
1.70%	3,292	–	18	–	–	–	–	–
1.75%	457	–	–	–	–	–	29	–
1.80%	325	–	–	–	–	–	–	–
1.85%	217	–	–	–	–	–	–	–
1.90%	972	–	–	–	–	–	66	–
2.05%	20	6	–	–	–	–	–	–
2.10%	15	–	–	–	–	–	–	–
2.25%	198	–	–	–	–	–	–	–

Totals	$4,365,030	3,281	80,616	5,171	1,947	103,449	29,522	86,639

	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
0.95%	$1,459	–	6,064	6,654	1,031	–	–	–
1.00%	–	–	1,113	40	–	–	–	–
1.05%	–	–	–	124	39	–	–	–
1.10%	236	–	204	2,869	2,114	–	–	–
1.15%	227	–	–	222	176	–	–	–
1.20%	1,044	–	3,337	10,727	1,662	–	–	–
1.25%	123	–	124	851	754	–	–	–
1.30%	–	21,330	20,384	148,059	11,827	11,834	45,415	5,163
1.35%	47	–	184	1,635	159	–	–	–
1.40%	65	–	556	502	88	–	–	–
1.45%	227	–	1,699	2,168	313	–	–	–
1.50%	92	–	48	236	44	–	–	–
1.55%	–	–	–	27	–	–	–	–
1.60%	–	–	–	7	168	–	–	–
1.65%	–	–	119	155	3	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	15	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	20	–	–	–	–
1.90%	–	–	12	–	40	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	20	–	–	–	–

Totals	$3,520	21,330	33,859	174,316	18,418	11,834	45,415	5,163

	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
0.95%	$–	7,594	89	1,333	237	–	–	243
1.00%	–	236	–	1,270	–	–	–	–
1.05%	–	–	–	533	–	–	–	–
1.10%	–	1,345	–	579	8	–	–	52
1.15%	–	281	–	–	148	–	–	–
1.20%	–	9,562	351	2,392	884	–	–	944
1.25%	–	1,227	58	290	227	–	–	91
1.30%	32,422	35,397	–	–	10,105	232,306	13,629	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
1.35%	–	2,134	–	229	15	–	–	12
1.40%	–	462	–	16,176	10	–	–	–
1.45%	–	1,099	–	1,769	274	–	–	80
1.50%	–	764	–	62	8	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	47	–	266	–	–	–	–
1.65%	–	78	–	–	125	–	–	–
1.70%	–	–	–	–	5	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	20	–	–	–
1.90%	–	15	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$32,422	60,241	498	24,899	12,066	232,306	13,629	1,422

	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
0.95%	$1,757	3,135	908	1,586	–	4,488	16,154	–
1.00%	71	–	–	–	–	–	164	–
1.05%	8	–	211	82	–	–	384	–
1.10%	536	1,801	629	1,819	–	225	4,150	–
1.15%	389	270	–	–	–	22	1,379	–
1.20%	3,227	1,068	1,015	646	–	2,092	10,197	–
1.25%	372	162	364	1,063	–	606	1,990	–
1.30%	19,210	–	25,233	–	15,917	–	181	57,071
1.35%	253	631	45	577	–	183	3,379	–
1.40%	1,247	–	217	43	–	471	2,270	–
1.45%	1,219	521	592	523	–	1,169	4,570	–
1.50%	144	33	–	199	–	207	964	–
1.55%	–	–	–	–	–	10	242	–
1.60%	42	–	–	–	–	12	100	–
1.65%	9	303	–	–	–	227	673	–
1.70%	20	–	–	–	–	–	–	–
1.75%	13	15	–	–	–	–	52	–
1.80%	–	–	–	–	–	–	27	–
1.85%	–	–	–	–	–	–	45	–
1.90%	26	2	11	–	–	–	68	–
2.05%	–	–	13	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$28,543	7,941	29,238	6,538	15,917	9,712	46,989	57,071

	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
0.95%	$307	–	4,630	225	–	–	–	–
1.00%	–	–	233	–	–	–	–	–
1.05%	–	–	23	–	–	–	–	–
1.10%	883	–	68	17	–	–	–	–
1.15%	42	–	183	–	–	–	–	–
1.20%	4,118	–	1,185	216	–	–	–	–
1.25%	166	–	246	665	–	–	–	–
1.30%	53	47,293	21,932	–	37,365	6,041	137,098	222,452
1.35%	146	–	58	19	–	–	–	–
1.40%	522	–	16	–	–	–	–	–
1.45%	982	–	346	56	–	–	–	–
1.50%	179	–	94	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	17	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	24	–	4	27	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$7,422	47,293	29,035	1,225	37,365	6,041	137,098	222,452

	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
0.95%	$–	–	2,060	15,584	13,206	3,047	9,773	2,004
1.00%	–	–	–	692	444	73	729	67
1.05%	–	–	–	100	603	51	30	183
1.10%	–	–	2,525	2,718	935	597	4,694	7
1.15%	–	–	96	1,364	333	578	1,334	–
1.20%	–	–	2,245	9,570	6,229	4,928	13,474	339
1.25%	–	–	780	2,831	1,692	525	3,196	250
1.30%	123,953	281	15,601	64,517	81	31,860	465	19,609
1.35%	–	–	175	2,091	566	332	2,884	16
1.40%	–	–	65	1,887	357	960	2,901	–
1.45%	–	–	598	4,633	2,390	1,457	6,565	778
1.50%	–	–	48	895	531	425	377	–
1.55%	–	–	–	108	37	–	160	–
1.60%	–	–	61	211	24	105	4	–
1.65%	–	–	1	710	201	47	583	–
1.70%	–	–	–	–	6	–	–	2
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	27	27	–	–	–
1.85%	–	–	–	–	–	–	22	–
1.90%	–	–	–	83	3	–	–	15
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$123,953	281	24,255	108,021	27,665	44,985	47,191	23,270

	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$481	10,910	913	561	–	–	–	–
1.00%	–	1,843	–	–	–	–	–	–
1.05%	–	42	–	–	–	–	–	–
1.10%	200	2,184	112	9	–	–	–	–
1.15%	–	179	–	–	–	–	–	–
1.20%	1,095	3,413	870	323	–	–	–	–
1.25%	112	98	101	–	–	–	–	–
1.30%	51	30,206	–	11,838	6,436	494	14,751	19,613
1.35%	227	757	176	12	–	–	–	–
1.40%	8	2,503	3,754	–	–	–	–	–
1.45%	987	1,172	1,167	64	–	–	–	–
1.50%	23	31	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	41	15	–	–	–	–	–	–
1.65%	39	–	–	–	–	–	–	–
1.70%	–	40	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	41	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$3,264	53,434	7,093	12,807	6,436	494	14,751	19,613

	GVITIDModCon2	GVITJPBal	GartIntlndx	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon
0.95%	$–	410	–	2,659	9,825	37,287	6,323	8,974
1.00%	–	–	–	1,519	582	997	439	220
1.05%	–	–	–	–	–	–	–	–
1.10%	–	–	28	2,782	37	9,183	5,678	4,697
1.15%	–	–	–	839	216	6,796	3,040	613
1.20%	–	1,150	159	5,873	3,099	15,058	10,878	2,706

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDModCon2	GVITJPBal	GartIntlndx	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon
1.25%	–	25	1	146	98	2,711	765	2,032
1.30%	1,336	881	–	26	164	80	406	27
1.35%	–	30	1	1,040	1,394	1,831	2,174	1,205
1.40%	–	–	–	524	–	2,914	1,177	1,913
1.45%	–	326	68	2,139	4,847	9,144	7,356	2,500
1.50%	–	1	–	238	46	2,347	2,343	260
1.55%	–	–	–	–	216	1,568	232	–
1.60%	–	–	–	103	–	328	252	9
1.65%	–	–	1	53	–	620	130	71
1.70%	–	–	–	–	–	3,116	–	–
1.75%	–	–	–	–	–	147	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	14	14	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$1,336	2,823	258	17,941	20,524	94,141	41,207	25,227

	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
0.95%	$2,296	5,895	–	11,771	676	5,543	6,787	4,961
1.00%	–	190	–	429	34	466	217	84
1.05%	2	–	–	299	–	277	28	–
1.10%	1,804	1,469	–	15,793	757	4,624	455	707
1.15%	166	436	–	3,577	–	58	783	327
1.20%	2,733	3,759	–	21,550	1,156	13,045	3,209	3,670
1.25%	1,235	421	–	1,479	367	2,171	470	1,336
1.30%	19,694	36	131,153	264	65,714	16,652	51,469	53
1.35%	281	650	–	2,258	69	1,193	185	756
1.40%	16	331	–	532	99	76	458	205
1.45%	938	1,614	–	5,414	610	5,142	1,368	967
1.50%	134	468	–	1,143	5	1,574	11	358
1.55%	–	–	–	–	–	58	–	–
1.60%	11	339	–	62	–	57	209	62
1.65%	131	112	–	70	13	27	72	51
1.70%	–	–	–	33	–	–	–	–
1.75%	–	23	–	88	–	19	–	–
1.80%	–	–	–	–	–	115	–	–
1.85%	–	–	–	–	–	66	–	–
1.90%	–	1	–	87	–	–	–	–
2.05%	–	–	–	–	–	1	–	–
2.10%	–	14	–	1	–	–	–	–
2.25%	–	–	–	3	–	79	–	–

Totals	$29,441	15,758	131,153	64,853	69,500	51,243	65,721	13,537

	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
0.95%	$2,226	4,698	–	1,135	4,573	3,881	30	891
1.00%	97	91	–	45	70	25	49	–
1.05%	–	4	–	–	346	335	10	–
1.10%	168	1,322	–	461	1,466	2,326	37	24
1.15%	–	81	–	–	158	1,029	–	–
1.20%	442	4,020	409	2,329	2,410	5,629	135	752
1.25%	667	800	134	586	1,713	1,968	899	650
1.30%	–	62	79	–	84,359	274,113	74,401	35,136
1.35%	173	759	4	317	518	335	–	174
1.40%	1	601	–	80	67	659	–	7
1.45%	424	1,766	69	1,369	1,129	1,133	58	171
1.50%	46	423	–	9	288	162	39	54
1.55%	–	–	–	4	34	39	–	–
1.60%	374	203	–	–	–	30	–	247
1.65%	–	219	–	57	27	47	–	–
1.70%	–	–	–	–	11	24	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	11	8	14	92	–	86
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$4,618	15,049	706	6,400	97,183	291,827	75,658	38,192

	MFSStratIncA	NBGen	NBGuard	NBGuardT	NBLtdMat	NBPartI	NBPartT	NBSocRes
0.95%	$–	25,011	–	358	–	–	1,815	6,510
1.00%	–	970	–	51	–	–	412	118
1.05%	–	188	–	–	–	–	191	–
1.10%	–	8,117	–	376	–	–	117	765
1.15%	–	1,724	–	–	–	–	320	68
1.20%	–	22,054	–	1,091	–	–	1,471	1,862
1.25%	–	3,470	–	433	–	–	661	45
1.30%	12,899	149,130	38,488	–	13,385	91,848	–	2,079
1.35%	–	3,977	–	176	–	–	90	352
1.40%	–	2,607	–	7	–	–	–	1,082
1.45%	–	4,542	–	549	–	–	183	575
1.50%	–	472	–	–	–	–	24	–
1.55%	–	742	–	–	–	–	2,333	–
1.60%	–	143	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	4
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	6	–	–	–	–	10	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$12,899	223,153	38,488	3,041	13,385	91,848	7,627	13,460

	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
0.95%	$10,883	786	12,922	11,346	1,745	–	13,998	–
1.00%	344	–	574	588	–	–	267	–
1.05%	64	–	560	722	72	–	–	–
1.10%	1,349	–	3,207	5,379	419	–	4,408	–
1.15%	84	–	1,171	989	327	–	1,326	–
1.20%	7,672	947	8,573	10,782	1,860	–	10,978	–
1.25%	547	150	2,354	1,912	168	–	836	–
1.30%	46	155	137,349	48,937	–	13,783	770	–
1.35%	793	82	723	1,274	170	–	1,296	–
1.40%	902	–	1,352	277	517	–	2,093	–
1.45%	2,268	360	1,398	3,809	1,429	–	4,141	66
1.50%	575	–	551	360	–	–	492	1
1.55%	–	–	93	–	–	–	2,839	–
1.60%	67	–	11	134	17	–	201	–
1.65%	294	–	23	80	–	–	790	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	26	–	–	–	–	–
1.80%	25	–	–	–	–	–	104	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	59	44	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	19	–	–	77	–

Totals	$25,913	2,480	170,946	86,652	6,724	13,783	44,616	67

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	PVoyager	TemForFd	VKGrInc	VKMidCpGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc
0.95%	$156	9,541	14,672	1,658	8,931	1,058	6,993	487
1.00%	–	40	315	–	1,015	–	601	–
1.05%	–	52	72	62	30	–	167	–
1.10%	19	1,317	2,567	344	1,765	420	1,004	–
1.15%	84	–	344	52	512	8	–	–
1.20%	719	1,801	5,724	2,393	8,763	951	4,683	1,240
1.25%	–	116	605	434	1,104	131	1,016	30
1.30%	–	49,414	75	177	175	–	16	–
1.35%	12	355	2,343	78	1,262	39	456	24
1.40%	–	1,398	792	62	774	–	38,438	11
1.45%	101	961	2,158	1,008	2,215	471	2,380	181
1.50%	73	61	157	100	223	53	282	2
1.55%	–	–	–	11	–	–	–	–
1.60%	–	–	65	–	121	39	4	140
1.65%	–	88	105	2	115	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	30	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	44
1.90%	–	–	8	–	33	–	48	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$1,164	65,144	30,032	6,381	27,038	3,170	56,088	2,159

	WFGrowth	WFLgCpGr	WFMidCpGr
0.95%	$558	–	2,692
1.00%	–	–	–
1.05%	–	–	–
1.10%	–	–	54
1.15%	–	–	33
1.20%	2,104	–	1,060
1.25%	474	–	512
1.30%	–	26,088	–
1.35%	12	–	153
1.40%	–	–	171
1.45%	389	–	761
1.50%	–	–	59
1.55%	–	–	–
1.60%	–	–	–
1.65%	–	–	–
1.70%	–	–	–
1.75%	–	–	–
1.80%	–	–	–
1.85%	–	–	–
1.90%	–	–	–
2.05%	–	–	–
2.10%	–	–	–
2.25%	–	–	–

Totals	$3,537	26,088	5,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $1,793,231 and $462,300, respectively, and total transfers from the Account to the fixed account were $1,623,070 and $761,846, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $100,013 and $72,470 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Basic Balanced Fund – Investor Class
2006	0.95% to 2.05%	20,074	$11.27 to 11.09	$225,370	2.21%	9.62% to 8.40%
2005	0.95% to 2.05%	29,943	10.28 to 10.23	307,515	1.83%	2.82% to 2.30%	(a) (b)

AIM Dynamics Fund – Investor Class
2006	0.95% to 1.65%	618,013	7.28 to 6.94	6,513,896	0.00%	15.43% to 14.61%
2005	0.95% to 1.70%	672,720	6.30 to 6.04	6,094,108	0.00%	9.32% to 8.49%
2004	0.95% to 1.70%	721,091	5.77 to 5.57	6,175,372	0.00%	10.88% to 10.04%
2003	0.95% to 1.70%	833,176	5.20 to 5.06	6,557,162	0.00%	36.96% to 35.93%
2002	0.95% to 1.70%	758,031	3.72 to 7.09	4,438,708	0.00%	-34.22% to -33.72%

AIM Small Cap Growth Fund – Investor Class
2006	0.95% to 1.60%	46,426	10.22 to 10.18	474,066	0.00%	2.24% to 1.75%	(a) (b)

AIM Small Company Growth Fund – Investor Class
2005	0.95% to 1.60%	116,299	7.28 to 7.01	836,317	0.00%	4.49% to 3.81%
2004	0.95% to 1.60%	76,283	6.96 to 6.75	526,465	0.00%	11.97% to 11.23%
2003	0.95% to 1.65%	92,094	6.22 to 6.06	569,039	0.00%	32.23% to 31.29%
2002	0.95% to 1.65%	288,252	4.61 to 34.70	1,346,521	0.00%	-32.52% to -32.04%

AIM Total Return Fund – Investor Class
2004	0.95% to 2.05%	34,578	9.92 to 9.42	338,932	1.28%	2.76% to 1.62%
2003	0.95% to 2.05%	43,049	9.66 to 9.27	411,647	1.49%	15.31% to 14.03%
2002	0.95% to 2.05%	44,076	8.13 to 8.37	366,162	1.67%	-14.24% to -13.28%

American Century Growth Fund – Investor Class
2006	0.95% to 1.50%	221,404	7.03 to 6.77	8,016,547	0.07%	6.92% to 6.33%
2005	0.95% to 1.50%	218,579	6.57 to 6.37	8,245,172	0.40%	3.85% to 3.27%
2004	0.95% to 1.70%	216,274	6.33 to 6.11	8,691,140	0.04%	8.86% to 8.04%
2003	0.95% to 1.70%	199,202	5.82 to 5.66	8,425,454	0.00%	23.23% to 22.30%
2002	0.95% to 1.70%	202,293	4.62 to 57.97	7,497,188	0.00%	-27.39% to -26.83%

American Century Income & Growth Fund – Advisor Class
2006	0.95% to 1.90%	246,562	11.04 to 10.36	2,684,228	1.54%	15.76% to 14.65%
2005	0.95% to 1.90%	283,932	9.54 to 9.03	2,679,433	1.70%	3.54% to 2.55%
2004	0.95% to 1.90%	261,253	9.21 to 8.81	2,385,190	1.77%	11.64% to 10.57%
2003	0.95% to 1.90%	254,671	8.25 to 7.97	2,086,730	2.02%	28.10% to 26.88%
2002	0.95% to 1.90%	202,500	6.28 to 6.44	1,297,583	1.21%	-21.13% to -20.37%

American Century Income & Growth Fund – Investor Class
2006	1.30%	302,858	22.27	6,745,819	1.80%	15.66%
2005	1.30%	357,908	19.26	6,892,875	1.88%	3.43%
2004	1.30%	404,012	18.62	7,522,589	1.95%	11.51%
2003	1.30%	431,936	16.70	7,212,151	1.70%	27.94%
2002	1.30%	459,146	13.05	5,992,253	1.31%	-20.42%

American Century International Growth Fund – Advisor Class
2006	0.95% to 1.50%	34,049	9.81 to 9.45	330,497	0.48%	23.53% to 22.85%
2005	0.95% to 1.50%	42,287	7.94 to 7.69	332,738	1.49%	11.99% to 11.37%
2004	0.95% to 1.50%	46,456	7.09 to 6.91	326,791	0.37%	13.95% to 13.31%
2003	0.95% to 1.90%	172,001	6.22 to 6.00	1,061,173	0.73%	23.92% to 22.74%
2002	0.95% to 1.90%	47,760	4.89 to 5.02	238,617	0.67%	-21.01% to -20.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century International Growth Fund – Investor Class
2006	1.30%	58,486	$28.07	$1,641,978	0.72%	23.38%
2005	1.30%	73,235	22.75	1,666,429	1.64%	11.87%
2004	1.30%	91,337	20.34	1,857,828	0.96%	13.81%
2003	1.30%	115,663	17.87	2,067,110	0.81%	23.75%
2002	1.30%	109,800	14.44	1,585,693	0.71%	-20.30%

American Century Short-Term Government Fund – Investor Class
2006	0.95% to 1.90%	158,143	12.12 to 11.36	2,733,820	4.22%	3.02% to 2.03%
2005	0.95% to 1.90%	169,897	11.76 to 11.14	2,899,210	3.08%	0.70% to -0.26%
2004	0.95% to 1.90%	173,163	11.68 to 11.17	3,079,892	1.87%	-0.30% to -1.25%
2003	0.95% to 1.90%	194,103	11.71 to 11.31	3,453,840	2.08%	0.15% to -0.81%
2002	0.95% to 1.90%	209,853	11.40 to 27.03	4,038,133	3.13%	3.24% to 4.24%

American Century Ultra® Fund – Investor Class
2006	0.95% to 2.25%	791,122	6.83 to 8.66	12,041,818	0.00%	-4.20% to -5.45%
2005	0.95% to 2.25%	1,011,426	7.13 to 9.16	16,072,947	0.12%	1.15% to -0.17%
2004	0.95% to 2.25%	1,146,821	7.05 to 9.17	18,177,859	0.00%	9.64% to 8.20%
2003	0.95% to 2.25%	1,249,922	6.43 to 8.48	18,519,651	0.00%	24.63% to 23.00%
2002	0.95% to 1.90%	1,204,587	5.03 to 15.72	15,470,323	0.24%	-24.61% to -23.88%

American Century Variable Portfolios, Inc. – International Fund – Class IV
2006	0.95% to 1.90%	142,961	15.62 to 15.23	2,215,512	1.04%	23.68% to 22.50%
2005	0.95% to 1.90%	50,510	12.63 to 12.43	634,500	0.68%	11.90% to 10.83%
2004	1.05% to 1.90%	55,739	11.28 to 11.22	627,944	0.00%	12.81% to 12.17%	(a) (b)

Credit Suisse Global Fixed Income Fund – Common Shares
2006	1.30%	49,753	14.68	730,372	2.47%	4.24%
2005	1.30%	71,866	14.08	1,012,033	2.19%	-6.96%
2004	1.30%	65,791	15.14	995,819	7.01%	8.25%
2003	1.30%	72,744	13.98	1,017,116	13.00%	12.98%
2002	1.30%	50,344	12.38	623,027	9.19%	8.79%

Credit Suisse Mid Cap Growth Fund – Common Shares
2006	1.30%	200,167	15.64	3,131,298	0.00%	0.39%
2005	1.30%	243,568	15.58	3,795,283	0.00%	5.52%
2004	1.30%	268,276	14.77	3,961,483	0.00%	12.10%
2003	1.30%	282,864	13.17	3,726,032	0.00%	43.47%
2002	1.30%	263,436	9.18	2,418,674	0.00%	-31.07%

Delaware Delchester Fund – Institutional Class
2006	1.30%	26,667	17.03	454,075	7.35%	12.64%
2005	1.30%	27,252	15.12	411,980	7.90%	2.39%
2004	1.30%	40,881	14.76	603,572	6.40%	13.75%
2003	1.30%	43,328	12.98	562,391	9.96%	29.05%
2002	1.30%	28,131	10.06	282,951	11.51%	-0.82%

Dreyfus A Bonds Plus, Inc.
2006	1.30%	145,007	15.72	2,279,940	4.52%	2.68%
2005	1.30%	178,348	15.31	2,731,017	4.56%	0.98%
2004	1.30%	213,109	15.16	3,231,535	4.18%	1.76%
2003	1.30%	231,833	14.90	3,454,549	4.07%	3.29%
2002	1.30%	228,069	14.43	3,290,077	4.63%	6.48%

Dreyfus Appreciation Fund, Inc.
2006	0.95% to 1.90%	405,513	10.74 to 10.07	5,045,604	1.32%	15.16% to 14.06%
2005	0.95% to 1.90%	501,974	9.32 to 8.83	5,380,498	1.37%	3.15% to 2.17%
2004	0.95% to 1.90%	499,347	9.04 to 8.64	5,249,026	1.37%	4.57% to 3.56%
2003	0.95% to 1.90%	482,126	8.64 to 8.34	4,861,163	1.33%	19.24% to 18.10%
2002	0.95% to 1.90%	345,694	7.06 to 10.00	3,081,601	0.89%	-18.72% to -17.93%

Dreyfus Balanced Fund, Inc.
2003	0.95% to 1.70%	197,843	9.04 to 8.79	1,978,349	1.29%	16.91% to 16.03%
2002	0.95% to 1.70%	151,031	7.58 to 9.15	1,294,706	2.16%	-17.89% to -17.26%

Dreyfus Emerging Leaders Fund
2006	0.95% to 1.25%	1,754	13.03 to 12.77	22,618	0.00%	6.05% to 5.73%
2005	0.95% to 1.25%	7,031	12.29 to 12.08	85,268	0.00%	8.14% to 7.81%
2004	0.95% to 1.25%	8,093	11.36 to 11.20	90,953	0.00%	13.15% to 12.80%
2003	0.95% to 1.25%	10,101	10.04 to 9.93	100,549	0.00%	38.16% to 37.74%
2002	0.95% to 1.25%	7,585	7.21 to 7.27	54,785	0.00%	-21.16% to -20.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Premier Balanced Opportunity Fund – Class Z
2006	0.95% to 1.60%	176,376	$10.74 to 10.60	$1,883,248	1.70%	8.49% to 7.78%
2005	0.95% to 1.60%	197,213	9.90 to 9.83	1,946,577	1.56%	-2.26% to -2.90%
2004	0.95% to 1.70%	213,309	10.13 to 10.13	2,160,468	2.18%	1.29% to 1.27%	(a) (b)

Dreyfus Premier Third Century Fund, Inc.– Class Z, The
2006	0.95% to 1.85%	58,550	6.62 to 6.23	906,072	0.00%	7.97% to 7.00%
2005	0.95% to 1.85%	75,308	6.13 to 5.82	1,045,882	0.37%	2.49% to 1.56%
2004	0.95% to 1.85%	83,260	5.98 to 5.73	1,153,302	0.00%	4.92% to 3.97%
2003	0.95% to 1.85%	94,492	5.70 to 5.52	1,239,435	0.00%	24.68% to 23.55%
2002	0.95% to 1.70%	84,912	4.48 to 14.97	1,005,117	0.00%	-30.58% to -30.04%

Dreyfus S&P 500 Index Fund
2006	1.30%	560,996	32.79	18,393,389	1.35%	13.74%
2005	1.30%	624,278	28.83	17,995,137	1.28%	3.07%
2004	1.30%	688,019	27.97	19,242,268	1.50%	8.95%
2003	1.30%	712,646	25.67	18,293,906	1.19%	26.42%
2002	1.30%	723,651	20.31	14,693,857	0.99%	-23.52%

Evergreen Equity Income Fund – Class I
2006	1.30%	35,468	27.99	992,926	2.30%	15.54%
2005	1.30%	44,806	24.23	1,085,677	1.56%	2.49%
2004	1.30%	46,314	23.64	1,094,936	1.99%	9.01%
2003	1.30%	39,990	21.69	867,245	2.28%	29.75%
2002	1.30%	35,669	16.71	596,162	2.57%	-13.51%

Federated Equity Income Fund, Inc.– Class F Shares
2006	0.95% to 1.50%	17,923	10.38 to 10.02	183,970	2.34%	21.52% to 20.84%
2005	0.95% to 1.50%	11,009	8.54 to 8.29	92,867	1.84%	2.04% to 1.47%
2004	0.95% to 1.50%	12,280	8.37 to 8.17	101,722	1.90%	11.90% to 11.28%
2003	0.95% to 1.50%	14,167	7.48 to 7.34	105,332	2.08%	22.76% to 22.08%
2002	0.95% to 1.50%	9,824	6.02 to 6.09	59,545	1.40%	-20.63% to -20.19%

Federated High Yield Trust
2006	0.95% to 1.90%	194,727	13.40 to 12.57	2,507,604	7.75%	10.16% to 9.10%
2005	0.95% to 1.90%	173,763	12.17 to 11.52	2,037,470	7.54%	1.46% to 0.49%
2004	0.95% to 1.85%	202,267	11.99 to 11.49	2,340,085	9.67%	10.57% to 9.57%
2003	0.95% to 1.90%	170,690	10.85 to 10.47	1,793,939	9.41%	21.65% to 20.48%
2002	0.95% to 1.90%	109,902	8.58 to 8.92	949,594	10.16%	-1.84% to -0.89%

Federated Intermediate Corporate Bond Fund – Institutional Service Shares
2006	0.95% to 1.90%	54,941	13.34 to 12.56	725,837	4.22%	3.31% to 2.32%
2005	0.95% to 1.90%	66,370	12.91 to 12.27	850,195	5.00%	1.09% to 0.12%
2004	0.95% to 1.85%	68,364	12.77 to 12.29	866,946	3.94%	2.24% to 1.31%
2003	0.95% to 1.75%	22,611	12.49 to 12.17	280,879	5.02%	5.03% to 4.18%
2002	0.95% to 1.45%	15,511	11.76 to 11.89	183,786	4.85%	7.33% to 7.88%

Federated Investment Series Funds, Inc.– Federated Bond Fund – Class F Shares
2006	0.95% to 2.05%	139,144	14.71 to 13.66	2,175,503	5.51%	4.82% to 3.66%
2005	0.95% to 2.05%	159,931	14.03 to 13.17	2,396,452	5.70%	0.92% to -0.20%
2004	0.95% to 2.05%	162,608	13.91 to 13.20	2,414,432	6.06%	5.77% to 4.59%
2003	0.95% to 2.05%	160,643	13.15 to 12.62	2,259,338	6.43%	11.80% to 10.56%
2002	0.95% to 2.05%	184,343	11.42 to 12.87	2,314,552	6.83%	4.74% to 5.91%

Fidelity®Advisor Balanced Fund – Class A
2006	0.95% to 1.50%	48,763	11.75 to 11.32	565,605	1.78%	10.46% to 9.85%
2005	0.95% to 1.50%	62,215	10.64 to 10.31	654,878	1.93%	4.29% to 3.71%
2004	0.95% to 1.70%	77,870	10.20 to 9.84	788,131	2.36%	4.19% to 3.40%
2003	0.95% to 1.70%	84,334	9.79 to 9.52	820,544	2.29%	16.75% to 15.87%
2002	0.95% to 1.70%	81,046	8.22 to 8.38	676,669	2.76%	-10.35% to -9.66%

Fidelity®Advisor Balanced Fund – Class T
2006	1.30%	73,978	17.10	1,264,717	1.74%	9.85%
2005	1.30%	73,624	15.56	1,145,848	1.67%	3.61%
2004	1.30%	85,032	15.02	1,277,305	2.10%	3.60%
2003	1.30%	83,221	14.50	1,206,630	2.04%	16.02%
2002	1.30%	85,330	12.50	1,066,341	2.31%	-10.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Advisor Equity Growth Fund – Class A
2006	0.95% to 1.65%	125,406	$7.21 to 6.89	$894,569	0.00%	5.53% to 4.79%
2005	0.95% to 1.65%	135,715	6.83 to 6.58	919,599	0.00%	4.38% to 3.65%
2004	0.95% to 1.70%	196,942	6.54 to 6.33	1,280,886	0.00%	1.87% to 1.10%
2003	0.95% to 1.70%	176,059	6.42 to 6.27	1,126,698	0.00%	30.82% to 29.83%
2002	0.95% to 1.70%	103,982	4.83 to 4.91	508,932	0.00%	-31.71% to -31.19%

Fidelity® Advisor Equity Income Fund – Class A
2006	0.95% to 1.90%	286,632	15.65 to 14.68	4,428,184	1.09%	15.96% to 14.86%
2005	0.95% to 1.90%	313,369	13.50 to 12.78	4,189,354	0.95%	5.42% to 4.41%
2004	0.95% to 1.90%	315,936	12.80 to 12.24	4,012,980	0.93%	11.06% to 9.99%
2003	0.95% to 1.90%	287,775	11.53 to 11.13	3,300,260	1.05%	27.53% to 26.31%
2002	0.95% to 1.90%	207,180	8.81 to 9.04	1,864,143	0.99%	-17.11% to -16.31%

Fidelity® Advisor Equity Income Fund – Class T
2006	1.30%	185,763	24.54	4,558,425	1.03%	15.32%
2005	1.30%	200,850	21.28	4,273,989	0.73%	4.80%
2004	1.30%	207,282	20.31	4,208,916	0.78%	10.44%
2003	1.30%	182,726	18.39	3,359,593	0.87%	26.74%
2002	1.30%	173,217	14.51	2,512,751	0.68%	-16.74%

Fidelity® Advisor Growth Opportunities Fund – Class A
2006	0.95% to 1.90%	70,456	8.35 to 7.83	576,813	0.00%	4.03% to 3.04%
2005	0.95% to 1.90%	121,384	8.02 to 7.60	959,159	0.23%	7.60% to 6.57%
2004	0.95% to 1.90%	77,514	7.46 to 7.13	571,773	0.59%	6.07% to 5.05%
2003	0.95% to 1.90%	55,941	7.03 to 6.79	390,109	0.36%	28.16% to 26.94%
2002	0.95% to 1.90%	41,447	5.35 to 5.48	226,006	0.90%	-23.82% to -23.08%

Fidelity® Advisor Growth Opportunities Fund – Class T
2006	1.30%	235,646	14.75	3,475,475	0.00%	3.53%
2005	1.30%	294,745	14.25	4,198,792	0.02%	7.03%
2004	1.30%	330,246	13.31	4,395,405	0.28%	5.56%
2003	1.30%	370,410	12.61	4,670,127	0.15%	27.58%
2002	1.30%	375,670	9.88	3,712,674	0.44%	-23.44%

Fidelity® Advisor High Income Advantage Fund – Class T
2006	0.95% to 1.90%	118,500	16.18 to 15.17	2,245,182	6.45%	14.50% to 13.40%
2005	0.95% to 1.90%	153,451	14.13 to 13.38	2,568,910	6.55%	3.62% to 2.63%
2004	0.95% to 1.90%	198,711	13.64 to 13.04	3,230,752	8.41%	13.76% to 12.67%
2003	0.95% to 1.90%	269,387	11.99 to 11.57	3,879,384	12.40%	42.27% to 40.90%
2002	0.95% to 1.90%	222,978	8.21 to 10.88	2,304,935	8.25%	-5.85% to -4.94%

Fidelity® Advisor Overseas Fund – Class A
2006	0.95% to 1.90%	1,467	12.26 to 11.55	17,610	0.17%	17.83% to 16.70%
2005	0.95% to 1.90%	19,671	10.41 to 9.89	202,627	0.83%	13.23% to 12.15%
2004	0.95% to 1.90%	30,133	9.19 to 8.82	274,810	0.14%	11.93% to 10.86%
2003	0.95% to 1.50%	77,409	8.21 to 8.06	631,056	1.45%	42.94% to 42.15%
2002	0.95% to 1.45%	4,402	5.68 to 5.74	25,233	0.00%	-21.29% to -20.89%

Fidelity® Asset Manager™
2006	1.30%	114,369	22.33	2,554,173	2.83%	7.77%
2005	1.30%	155,360	20.72	3,219,428	2.23%	2.68%
2004	1.30%	193,635	20.18	3,907,903	2.46%	4.03%
2003	1.30%	231,668	19.40	4,494,463	2.56%	15.65%
2002	1.30%	242,946	16.77	4,075,286	3.22%	-9.25%

Fidelity® Capital & Income Fund
2006	1.30%	5,826	78.80	459,068	6.17%	11.58%
2005	1.30%	6,767	70.62	477,891	5.89%	3.68%
2004	1.30%	7,899	68.11	538,029	7.26%	11.10%
2003	1.30%	11,090	61.31	679,880	8.32%	37.32%
2002	1.30%	12,054	44.64	538,152	6.64%	-1.71%

Fidelity® Equity-Income Fund
2006	1.30%	93,962	118.96	11,177,642	1.61%	18.25%
2005	1.30%	104,705	100.60	10,532,987	1.56%	4.36%
2004	1.30%	112,880	96.39	10,880,437	1.56%	9.84%
2003	1.30%	119,162	87.75	10,456,879	1.52%	28.27%
2002	1.30%	121,343	68.41	8,301,198	1.53%	-18.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Magellan® Fund
2006	1.30%	510,739	$30.71	$15,685,270	0.49%	5.83%
2005	1.30%	636,228	29.02	18,463,355	0.89%	5.04%
2004	1.30%	737,378	27.63	20,371,875	1.18%	6.10%
2003	1.30%	837,429	26.04	21,806,684	0.82%	23.20%
2002	1.30%	941,898	21.14	19,908,044	0.65%	-24.66%

Fidelity® Puritan® Fund
2006	1.30%	286,741	33.22	9,525,181	2.95%	13.29%
2005	1.30%	333,373	29.32	9,775,061	2.54%	3.31%
2004	1.30%	379,994	28.38	10,784,970	2.39%	7.85%
2003	1.30%	407,038	26.31	10,711,174	2.57%	20.61%
2002	1.30%	455,032	21.82	9,927,580	2.97%	-9.11%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.30%	873	26.26	22,924	7.82%	9.79%
2005	1.30%	874	23.92	20,903	14.72%	1.37%
2004	1.30%	875	23.59	20,644	12.36%	8.17%
2003	1.30%	2,909	21.81	63,450	7.17%	25.61%
2002	1.30%	2,911	17.36	50,542	12.13%	2.10%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	0.95% to 1.60%	188,000	15.18 to 14.92	2,832,836	0.53%	16.70% to 15.93%
2005	0.95% to 1.60%	68,873	13.01 to 12.87	891,815	0.27%	17.62% to 16.85%
2004	0.95% to 1.60%	46,477	11.06 to 11.01	513,365	0.00%	10.63% to 10.14%	(a) (b)

Franklin Mutual Series Fund, Inc.– Mutual Shares Fund – Class A
2006	0.95% to 1.90%	511,413	18.23 to 17.10	9,777,596	1.70%	16.86% to 15.74%
2005	0.95% to 1.90%	517,613	15.60 to 14.77	8,515,920	1.45%	8.94% to 7.90%
2004	0.95% to 1.90%	476,078	14.32 to 13.69	7,233,403	1.58%	12.42% to 11.34%
2003	0.95% to 1.90%	436,986	12.74 to 12.30	5,924,590	1.40%	24.98% to 23.79%
2002	0.95% to 1.90%	380,780	9.93 to 11.45	4,163,804	1.27%	-12.89% to -12.04%

Franklin Small-Mid Cap Growth Fund I – Class A
2006	0.95% to 1.90%	289,296	8.35 to 7.83	2,392,681	0.00%	6.50% to 5.48%
2005	0.95% to 1.90%	319,814	7.84 to 7.42	2,489,754	0.10%	9.50% to 8.45%
2004	0.95% to 1.90%	435,237	7.16 to 6.84	3,094,272	0.00%	11.96% to 10.89%
2003	0.95% to 1.90%	289,019	6.39 to 6.17	1,840,506	0.00%	36.37% to 35.06%
2002	0.95% to 1.90%	185,549	4.57 to 4.69	866,959	0.00%	-30.92% to -30.25%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.95% to 1.65%	280,958	15.16 to 14.88	4,224,492	1.30%	20.31% to 19.46%
2005	0.95% to 1.65%	233,560	12.60 to 12.45	2,927,966	1.29%	9.09% to 8.32%
2004	0.95% to 1.65%	206,884	11.55 to 11.50	2,385,079	0.49%	15.52% to 4.98%	(a) (b)

Franklin Value Investors Trust – Franklin Balance Sheet Investment Fund – Class A
2006	0.95% to 1.85%	200,922	23.43 to 22.13	4,641,285	1.36%	15.25% to 14.21%
2005	0.95% to 1.85%	175,926	20.33 to 19.38	3,530,946	0.88%	9.85% to 8.86%
2004	0.95% to 1.85%	121,505	18.50 to 17.80	2,225,352	0.89%	24.12% to 22.99%
2003	0.95% to 1.85%	77,941	14.91 to 14.47	1,154,090	0.48%	28.35% to 27.18%
2002	0.95% to 1.70%	42,332	11.42 to 11.62	489,094	0.94%	-7.56% to -6.86%

Gartmore Bond Fund – Class D
2006	0.95% to 2.05%	22,512	14.44 to 13.40	321,978	4.76%	3.41% to 2.26%
2005	0.95% to 2.05%	30,706	13.96 to 13.10	425,554	4.44%	2.15% to 1.02%
2004	0.95% to 2.05%	31,530	13.67 to 12.97	428,495	4.63%	3.83% to 2.68%
2003	0.95% to 2.05%	35,896	13.16 to 12.63	470,273	5.21%	5.38% to 4.21%
2002	0.95% to 2.05%	39,246	12.12 to 12.49	488,618	5.35%	7.03% to 8.23%

Tax qualified
2006	1.30%	24,457	59.17	1,447,190	4.76%	3.04%
2005	1.30%	28,025	57.42	1,609,330	4.44%	1.79%
2004	1.30%	32,581	56.42	1,838,084	4.63%	3.47%
2003	1.30%	36,727	54.53	2,002,584	5.21%	5.01%
2002	1.30%	39,588	51.93	2,055,664	5.35%	7.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified
2006	1.30%	72	$58.92	$4,242	4.76%	3.04%
2005	1.30%	72	57.18	4,117	4.44%	1.79%
2004	1.30%	72	56.17	4,045	4.63%	3.47%
2003	1.30%	72	54.29	3,909	5.21%	5.01%
2002	1.30%	72	51.70	3,748	5.35%	7.85%

Gartmore Bond Index Fund – Class A
2006	0.95% to 1.65%	22,784	13.16 to 12.59	294,326	4.03%	2.76% to 2.04%
2005	0.95% to 1.65%	21,251	12.81 to 12.34	268,493	3.76%	0.90% to 0.19%
2004	0.95% to 1.65%	20,255	12.69 to 12.32	254,381	3.62%	2.75% to 2.02%
2003	0.95% to 1.65%	14,144	12.35 to 12.07	173,477	4.05%	2.20% to 1.47%
2002	0.95% to 1.45%	8,533	11.95 to 12.09	102,628	4.20%	7.87% to 8.41%

Gartmore Government Bond Fund – Class D
2006	0.95% to 1.90%	281,627	13.99 to 3.12	4,181,154	4.15%	2.87% to 1.89%
2005	0.95% to 1.90%	332,211	13.60 to 12.88	4,825,019	3.93%	1.80% to 0.83%
2004	0.95% to 1.90%	423,678	13.36 to 12.77	6,055,314	3.76%	2.44% to 1.46%
2003	0.95% to 1.90%	473,517	13.04 to 12.59	6,686,754	4.09%	0.93% to -0.04%
2002	0.95% to 1.90%	507,979	12.59 to 14.99	7,158,033	3.97%	8.87% to 9.93%

Gartmore Growth Fund – Class A
2006	0.95% to 1.45%	35,920	11.99 to 11.81	426,705	0.00%	5.00% to 4.47%
2005	0.95% to 1.45%	59,143	11.42 to 11.30	671,279	0.04%	5.11% to 4.58%
2004	0.95% to 1.45%	49,930	10.86 to 10.81	540,838	0.14%	6.77% to 6.23%
2003	0.95% to 1.45%	33,909	10.17 to 10.17	344,961	0.00%	1.74% to 1.72%	(a)

Gartmore Growth Fund – Class D
2006	0.95% to 1.45%	11,189	5.84 to 5.64	64,792	0.00%	5.30% to 4.77%
2005	0.95% to 1.45%	24,246	5.54 to 5.39	133,511	0.12%	5.54% to 5.01%
2004	0.95% to 1.45%	31,341	5.25 to 5.13	163,434	0.19%	7.09% to 6.54%
2003	0.95% to 1.45%	38,281	4.90 to 4.81	186,771	0.04%	31.76% to 31.10%
2002	1.00% to 1.45%	12,687	3.67 to 3.72	46,876	0.00%	-29.74% to -29.42%

Tax qualified
2006	1.30%	11,313	70.50	797,599	0.00%	4.93%
2005	1.30%	15,445	67.19	1,037,727	0.12%	5.17%
2004	1.30%	18,003	63.88	1,150,114	0.19%	6.71%
2003	1.30%	21,965	59.87	1,315,025	0.04%	31.30%
2002	1.30%	19,736	45.60	899,907	0.00%	-29.63%

Non-tax qualified
2006	1.30%	115	74.44	8,561	0.00%	4.93%
2005	1.30%	115	70.94	8,158	0.12%	5.17%
2004	1.30%	116	67.45	7,825	0.19%	6.71%
2003	1.30%	116	63.21	7,333	0.04%	31.30%
2002	1.30%	116	48.15	5,599	0.00%	-29.63%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	1.30%	71,501	13.71	980,064	2.08%	15.35%
2005	1.30%	23,675	11.88	281,322	2.43%	6.53%
2004	1.30%	8,041	11.15	89,690	2.03%	11.54%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	1.30%	4,408	11.05	48,698	3.09%	4.79%
2005	1.30%	2,998	10.54	31,608	2.10%	1.97%
2004	1.30%	30	10.34	310	3.23%	3.39%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	1.30%	91,583	12.30	1,126,874	2.61%	9.91%
2005	1.30%	81,006	11.20	906,866	2.44%	3.98%
2004	1.30%	47,710	10.77	513,679	2.23%	7.67%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	1.30%	172,773	13.14	2,270,454	2.35%	13.06%
2005	1.30%	83,390	11.62	969,300	2.06%	5.68%
2004	1.30%	48,890	11.00	537,718	1.75%	9.99%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	1.30%	13,164	11.66	153,505	2.63%	7.02%
2005	1.30%	7,929	10.90	86,397	2.76%	3.13%
2004	1.30%	1,048	10.57	11,073	1.90%	5.66%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.95%to 1.50%	20,618	$12.00 to 11.64	$243,931	2.29%	11.19% to 10.57%
2005	0.95% to 1.50%	21,649	10.79 to 10.53	231,136	2.18%	1.57% to 1.01%
2004	0.95% to 1.50%	13,825	10.62 to 10.42	145,621	2.23%	7.46% to 6.86%
2003	0.95% to 1.50%	10,009	9.89 to 9.75	98,367	1.58%	17.29% to 16.64%
2002	1.20% to 1.50%	7,874	8.36 to 8.40	66,041	2.25%	-13.63% to -13.37%

Gartmore International Index Fund – Class A
2006	1.10% to 1.90%	1,781	13.39 to 12.73	23,622	2.31%	24.26% to 23.25%
2005	1.10% to 1.90%	1,811	10.78 to 10.33	19,359	1.54%	12.27% to 11.37%
2004	1.10% to 1.90%	4,530	9.60 to 9.27	43,218	0.18%	17.83% to 16.87%
2003	1.10% to 1.90%	86,263	8.15 to 7.94	700,429	1.07%	35.53% to 34.43%
2002	1.10% to 1.90%	564	5.90 to 6.01	3,377	1.86%	-19.27% to -18.61%

Gartmore Investor Destinations Aggressive Fund – Service Class
2006	0.95% to 1.65%	149,364	12.22 to 11.69	1,800,016	1.14%	15.72% to 14.90%
2005	0.95% to 1.65%	124,879	10.56 to 10.17	1,304,515	2.02%	6.82% to 6.07%
2004	0.95% to 1.60%	76,169	9.88 to 9.61	745,692	1.77%	12.92% to 12.18%
2003	0.95% to 1.50%	47,094	8.75 to 8.60	409,355	1.12%	30.44% to 29.72%
2002	0.95% to 1.50%	12,677	6.63 to 6.71	84,519	0.75%	-19.63% to -19.18%

Gartmore Investor Destinations Conservative Fund – Service Class
2006	0.95% to 1.55%	171,840	12.02 to 11.57	2,043,840	2.97%	5.11% to 4.47%
2005	0.95% to 1.55%	144,727	11.44 to 11.08	1,640,306	2.64%	2.22% to 1.60%
2004	0.95% to 1.55%	124,360	11.19 to 10.90	1,381,387	2.24%	3.78% to 3.15%
2003	0.95% to 1.50%	73,292	10.78 to 10.59	787,586	2.03%	6.63% to 6.04%
2002	0.95% to 1.45%	32,226	10.00 to 10.11	324,890	7.25%	-0.94% to -0.44%

Gartmore Investor Destinations Moderate Fund – Service Class
2006	0.95% to 1.90%	778,859	12.18 to 11.47	9,384,597	1.88%	10.33% to 9.28%
2005	0.95% to 1.90%	685,861	11.04 to 10.50	7,507,153	2.55%	4.40% to 3.41%
2004	0.95% to 1.75%	408,308	10.58 to 10.22	4,281,135	2.10%	8.38% to 7.50%
2003	0.95% to 1.75%	109,099	9.76 to 9.51	1,057,085	1.90%	18.57% to 17.61%
2002	0.95% to 1.75%	52,794	8.08 to 8.23	433,241	2.51%	-11.14% to -10.41%

Gartmore Investor Destinations Moderately Aggressive Fund – Service Class
2006	0.95% to 1.90%	317,275	12.28 to 11.56	3,833,765	1.44%	13.36% to 12.27%
2005	0.95% to 1.90%	280,453	10.83 to 10.30	2,998,826	2.31%	6.02% to 5.01%
2004	0.95% to 1.85%	156,228	10.21 to 9.83	1,578,276	1.46%	11.03% to 10.02%
2003	0.95% to 1.50%	155,282	9.20 to 9.03	1,418,116	1.19%	25.11% to 24.42%
2002	0.95% to 1.50%	21,384	7.26 to 7.35	156,352	1.31%	-15.72% to -15.25%

Gartmore Investor Destinations Moderately Conservative Fund – Service Class
2006	0.95% to 1.65%	209,987	12.21 to 11.68	2,535,819	2.46%	7.47% to 6.71%
2005	0.95% to 1.65%	169,351	11.36 to 10.94	1,906,350	2.75%	3.41% to 2.69%
2004	0.95% to 1.65%	112,334	10.98 to 10.66	1,227,135	2.30%	6.04% to 5.30%
2003	0.95% to 1.50%	80,598	10.36 to 10.17	831,220	1.27%	12.45% to 11.83%
2002	1.20% to 1.45%	9,259	9.10 to 9.16	84,474	2.32%	-5.63% to -5.39%

Gartmore Large Cap Value Fund – Class A
2006	0.95% to 1.65%	189,451	16.84 to 16.06	3,086,672	1.12%	19.89% to 19.05%
2005	0.95% to 1.65%	149,960	13.99 to 13.44	2,032,432	1.06%	6.26% to 5.51%
2004	0.95% to 1.65%	117,301	13.16 to 12.74	1,500,937	1.05%	14.78% to 13.97%
2003	0.95% to 1.90%	99,480	11.47 to 11.07	1,115,437	1.03%	26.81% to 25.60%
2002	0.95% to 1.90%	64,810	8.76 to 9.04	572,276	0.84%	-15.43% to -14.61%

Gartmore Mid Cap Market Index Fund – Class A
2006	0.95% to 2.10%	114,194	14.63 to 13.61	1,653,775	1.27%	8.54% to 7.28%
2005	0.95% to 1.90%	73,263	13.48 to 12.82	977,790	0.93%	10.76% to 9.71%
2004	0.95% to 1.90%	64,225	12.17 to 11.69	775,258	0.42%	14.48% to 13.39%
2003	0.95% to 1.90%	40,923	10.63 to 10.31	433,003	0.39%	33.11% to 31.83%
2002	0.95% to 1.90%	32,942	7.82 to 7.99	262,216	0.43%	-16.89% to -16.08%

Gartmore Money Market Fund – Prime Shares
2006	1.30%	441,699	23.98	10,592,824	4.53%	3.20%
2005	1.30%	387,808	23.24	9,011,956	2.89%	1.38%
2004	1.30%	412,803	22.92	9,461,896	0.86%	-0.48%
2003	1.30%	464,749	23.03	10,703,514	0.65%	-0.69%
2002	1.30%	588,136	23.19	13,639,591	1.09%	-0.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Tax qualified
2006	1.30%	3,617	$30.20	$109,226	4.53%	3.20%
2005	1.30%	4,426	29.26	129,511	2.89%	1.38%
2004	1.30%	5,046	28.86	145,638	0.86%	-0.48%
2003	1.30%	7,279	29.00	211,093	0.65%	-0.69%
2002	1.30%	44,653	29.20	1,303,965	1.09%	-0.19%

Non-tax qualified
2006	1.30%	820	30.39	24,919	4.53%	3.20%
2005	1.30%	822	29.45	24,205	2.89%	1.38%
2004	1.30%	825	29.04	23,962	0.86%	-0.48%
2003	1.30%	827	29.18	24,135	0.65%	-0.69%
2002	1.30%	830	29.39	24,405	1.09%	-0.19%

Gartmore Money Market Fund – Service Class
2006	0.95% to 1.90%	640,190	11.04 to 10.35	6,997,751	4.18%	3.39% to 2.40%
2005	0.95% to 2.25%	449,909	10.68 to 9.59	4,750,529	3.77%	1.60% to 0.27%
2004	0.95% to 2.25%	260,132	10.51 to 9.57	2,706,289	0.46%	-0.28% to -1.59%
2003	0.95% to 2.25%	1,054,174	10.54 to 9.72	11,007,017	0.53%	-0.45% to -1.76%
2002	0.95% to 1.90%	767,343	10.32 to 10.59	8,076,213	0.95%	-0.91% to 0.05%

Gartmore Nationwide Fund – Class D
2006	0.95% to 1.65%	28,674	11.23 to 10.71	316,831	1.08%	12.77% to 11.97%
2005	0.95% to 1.65%	39,655	9.96 to 9.57	389,996	0.82%	6.34% to 5.60%
2004	0.95% to 1.65%	39,211	9.36 to 9.06	363,697	1.17%	8.73% to 7.96%
2003	0.95% to 1.65%	37,314	8.61 to 8.39	319,313	0.81%	25.89% to 25.00%
2002	0.95% to 1.90%	14,376	6.67 to 6.84	97,884	0.83%	-18.70% to -17.92%

Tax qualified
2006	1.30%	35,190	137.07	4,823,587	1.08%	12.37%
2005	1.30%	42,114	121.99	5,137,308	0.82%	5.97%
2004	1.30%	48,114	115.11	5,538,559	1.17%	8.35%
2003	1.30%	50,848	106.25	5,402,439	0.81%	25.45%
2002	1.30%	51,953	84.69	4,400,104	0.83%	-18.21%

Non-tax qualified
2006	1.30%	55	142.78	7,853	1.08%	12.37%
2005	1.30%	56	127.06	7,115	0.82%	5.97%
2004	1.30%	56	119.90	6,715	1.17%	8.35%
2003	1.30%	56	110.67	6,197	0.81%	25.45%
2002	1.30%	60	88.22	5,269	0.83%	-18.21%

Gartmore S&P 500 Index Fund – Service Class
2006	0.95% to 2.25%	429,809	9.72 to 10.48	4,275,167	1.34%	14.06% to 12.57%
2005	0.95% to 2.25%	460,212	8.52 to 9.31	4,044,529	1.24%	3.26% to 1.90%
2004	0.95% to 2.25%	427,342	8.25 to 9.14	3,652,845	1.28%	9.25% to 7.81%
2003	0.95% to 2.25%	423,786	7.55 to 8.48	3,324,284	1.02%	26.57% to 24.92%
2002	0.95% to 2.05%	374,477	5.79 to 6.96	2,315,159	0.92%	-24.26% to -23.41%

Gartmore Small Cap Fund – Class A
2006	0.95% to 1.65%	216,630	22.51 to 21.47	5,654,710	0.19%	27.94% to 27.03%
2005	0.95% to 1.65%	229,634	17.59 to 16.90	4,645,571	0.00%	21.35% to 20.50%
2004	0.95% to 1.65%	231,298	14.50 to 14.02	3,913,587	0.00%	24.57% to 23.69%
2003	0.95% to 1.65%	153,649	11.64 to 11.34	2,125,948	0.00%	46.61% to 45.57%
2002	0.95% to 1.45%	74,127	7.83 to 9.74	707,046	0.00%	-19.73% to -19.32%

Gartmore Small Cap Index Fund – Class A
2006	0.95% to 1.65%	97,827	15.06 to 14.41	1,458,075	1.37%	16.09% to 15.27%
2005	0.95% to 1.65%	61,125	12.98 to 12.50	785,085	0.80%	3.35% to 2.62%
2004	0.95% to 1.65%	65,067	12.56 to 12.18	811,847	0.70%	16.64% to 15.82%
2003	0.95% to 1.65%	27,945	10.76 to 10.52	298,888	0.49%	44.06% to 43.05%
2002	0.95% to 1.50%	7,171	7.38 to 7.47	53,271	1.32%	-22.13% to -21.69%

Gartmore Value Opportunities Fund – Class A
2006	0.95% to 1.60%	17,052	17.41 to 16.71	293,641	0.00%	16.73% to 15.96%
2005	0.95% to 1.60%	21,774	14.91 to 14.41	321,355	0.12%	6.87% to 6.17%
2004	0.95% to 1.60%	45,590	13.95 to 13.57	632,586	0.07%	12.33% to 11.59%
2003	0.95% to 1.60%	15,946	12.42 to 12.16	196,853	0.07%	35.40% to 34.51%
2002	0.95% to 1.60%	4,444	9.04 to 9.17	40,469	0.68%	-15.73% to -15.18%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Adviser Series – Balanced Fund – Class S
2006	0.95% to 1.65%	106,188	$ 12.07 to 11.54	$1,265,873	1.42%	9.35% to 8.58%
2005	0.95% to 1.70%	129,865	11.04 to 10.60	1,417,997	1.44%	6.65% to 5.84%
2004	0.95% to 1.90%	127,676	10.35 to 9.93	1,308,970	1.53%	7.39% to 6.36%
2003	0.95% to 1.90%	148,887	9.64 to 9.34	1,427,611	1.93%	12.92% to 11.84%
2002	0.95% to 1.70%	107,570	8.39 to 8.53	915,474	2.04%	-8.16% to -7.46%

Janus Adviser Series – International Growth Fund – Class S
2006	1.20% to 1.90%	4,626	14.67 to 14.03	67,660	0.83%	42.90% to 41.89%
2005	1.20% to 1.90%	4,763	10.27 to 9.89	48,758	0.57%	30.15% to 29.24%
2004	1.20% to 1.90%	6,398	7.89 to 7.65	50,327	0.08%	18.41% to 17.58%
2003	1.20% to 1.50%	109,672	6.66 to 6.60	730,459	0.97%	33.16% to 32.76%
2002	1.05% to 1.45%	7,960	4.97 to 5.02	39,797	0.66%	-26.70% to -26.40%

Janus Adviser Series – Worldwide Fund – Class S
2006	0.95% to 1.90%	70,080	7.78 to 7.32	536,746	1.72%	15.82% to 14.72%
2005	0.95% to 1.90%	92,412	6.72 to 6.38	612,548	0.68%	5.06% to 4.06%
2004	0.95% to 1.90%	132,162	6.39 to 6.14	835,980	0.28%	3.74% to 2.74%
2003	0.95% to 1.90%	212,407	6.16 to 5.97	1,299,031	0.63%	21.67% to 20.50%
2002	0.95% to 1.90%	189,431	4.96 to 5.06	954,394	0.38%	-27.41% to -26.71%

Janus Equity Funds – Janus Fund
2006	0.95% to 2.05%	516,839	6.40 to 5.94	7,573,724	0.33%	9.54% to 8.33%
2005	0.95% to 2.05%	587,461	5.84 to 5.48	7,869,103	0.06%	2.99% to 1.85%
2004	0.95% to 2.05%	710,079	5.67 to 5.38	9,546,393	0.00%	3.69% to 2.54%
2003	0.95% to 2.05%	840,546	5.47 to 5.25	11,013,476	0.00%	30.46% to 29.01%
2002	0.95% to 2.05%	927,009	4.07 to 12.76	9,380,070	0.00%	-29.05% to -28.25%

Janus Equity Funds – Janus Twenty Fund
2006	0.95% to 1.90%	878,681	6.67 to 6.25	22,841,154	0.57%	11.23% to 10.17%
2005	0.95% to 1.90%	1,016,777	5.99 to 5.67	23,689,667	0.20%	8.38% to 7.35%
2004	0.95% to 1.90%	1,174,936	5.53 to 5.29	24,875,542	0.03%	22.72% to 21.54%
2003	0.95% to 1.90%	1,367,638	4.51 to 4.35	22,785,027	0.51%	24.12% to 22.93%
2002	0.95% to 1.90%	1,505,246	3.54 to 18.40	20,571,379	0.59%	-25.47% to -24.74%

Janus Equity Funds – Janus Worldwide Fund
2006	0.95% to 1.50%	340,387	6.94 to 6.69	5,786,091	1.20%	16.78% to 16.14%
2005	0.95% to 1.50%	435,577	5.94 to 5.76	6,381,844	1.03%	4.84% to 4.26%
2004	0.95% to 1.50%	552,324	5.67 to 5.52	7,768,920	0.65%	4.53% to 3.95%
2003	0.95% to 1.50%	745,134	5.42 to 5.31	10,109,603	0.94%	23.06% to 22.37%
2002	0.95% to 1.50%	864,427	4.34 to 11.28	9,510,531	0.72%	-27.13% to -26.72%

Lazard Small Cap Portfolio Open Shares
2006	0.95% to 1.90%	139,652	19.00 to 17.82	2,859,414	0.00%	15.66% to 14.56%
2005	0.95% to 1.90%	164,638	16.43 to 15.56	2,918,919	0.00%	2.94% to 1.96%
2004	0.95% to 1.90%	194,132	15.96 to 15.26	3,342,506	0.02%	13.81% to 12.72%
2003	0.95% to 1.90%	168,554	14.02 to 13.54	2,558,176	0.00%	37.25% to 35.93%
2002	0.95% to 1.90%	255,464	9.96 to 11.25	2,744,647	0.00%	-19.39% to -18.60%

MFS® Strategic Income Fund – Class A
2006	1.30%	66,662	13.68	912,120	6.00%	5.44%
2005	1.30%	78,799	12.98	1,022,538	6.04%	0.76%
2004	1.30%	69,176	12.88	890,884	5.95%	6.91%
2003	1.30%	61,538	12.05	741,264	6.42%	12.30%
2002	1.30%	39,645	10.73	425,225	6.58%	5.99%

Nationwide® Large Cap Growth Fund – Class A
2002	1.20% to 1.45%	41,537	4.12 to 5.63	214,128	0.00%	-29.31% to -29.13%

Neuberger Berman Genesis Fund – Trust Class
2006	0.95% to 1.90%	681,574	23.73 to 22.25	16,358,793	1.09%	6.24% to 5.22%
2005	0.95% to 1.90%	807,488	22.34 to 21.15	18,319,479	0.00%	15.20% to 14.10%
2004	0.95% to 1.90%	738,855	19.39 to 18.54	14,615,405	0.00%	17.55% to 16.42%
2003	0.95% to 1.90%	606,006	16.49 to 15.92	10,220,042	0.00%	30.40% to 29.16%
2002	0.95% to 1.90%	507,180	12.33 to 13.18	6,601,375	0.00%	-4.84% to -3.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Guardian Fund – Investor Class
2006	1.30%	123,393	$23.19	$2,861,814	0.33%	12.01%
2005	1.30%	148,320	20.71	3,071,220	0.65%	7.03%
2004	1.30%	167,914	19.35	3,248,495	0.29%	14.55%
2003	1.30%	193,335	16.89	3,265,121	0.29%	33.38%
2002	1.30%	241,595	12.66	3,058,980	0.82%	-26.71%

Neuberger Berman Guardian Fund – Trust Class
2006	0.95% to 1.50%	17,972	12.36 to 11.91	218,524	0.20%	12.24% to 11.62%
2005	0.95% to 1.50%	27,967	11.01 to 10.67	303,702	0.48%	7.23% to 6.64%
2004	0.95% to 1.50%	39,609	10.27 to 10.01	402,509	0.22%	14.83% to 14.20%
2003	0.95% to 1.55%	39,493	8.95 to 8.75	350,024	0.20%	33.73% to 32.92%
2002	0.95% to 1.55%	39,007	6.58 to 6.69	259,236	0.88%	-27.06% to -26.61%

Neuberger Berman Limited Maturity Bond Fund – Investor Class
2006	1.30%	66,778	14.69	981,208	4.61%	2.83%
2005	1.30%	72,068	14.29	1,029,836	3.86%	0.25%
2004	1.30%	90,347	14.25	1,287,763	3.60%	-0.39%
2003	1.30%	97,423	14.31	1,394,009	3.71%	1.20%
2002	1.30%	89,370	14.14	1,263,616	4.77%	3.74%

Neuberger Berman Partners Fund – Investor Class
2006	1.30%	174,025	38.39	6,681,163	0.60%	11.73%
2005	1.30%	208,718	34.36	7,172,124	1.01%	16.46%
2004	1.30%	185,415	29.51	5,470,922	0.70%	17.66%
2003	1.30%	201,663	25.08	5,057,026	0.03%	34.11%
2002	1.30%	209,534	18.70	3,917,971	0.15%	-25.80%

Neuberger Berman Partners Fund – Trust Class
2006	0.95% to 1.90%	42,201	14.99 to 14.06	621,923	0.45%	11.97% to 10.90%
2005	0.95% to 1.90%	43,693	13.39 to 12.68	576,139	0.51%	16.69% to 15.58%
2004	0.95% to 1.90%	31,510	11.47 to 10.97	358,723	0.66%	17.89% to 16.76%
2003	0.95% to 1.90%	23,117	9.73 to 9.39	223,623	0.00%	34.37% to 33.09%
2002	0.95% to 1.90%	20,457	7.06 to 7.24	147,302	0.00%	-26.34% to -25.62%

Neuberger Berman Socially Responsive Fund – Trust Class
2006	0.95% to 1.50%	120,462	13.62 to 13.42	1,634,820	0.10%	13.13% to 12.51%
2005	0.95% to 1.45%	43,761	12.04 to 11.94	524,937	0.63%	6.43% to 5.90%
2004	0.95% to 1.40%	7,845	11.31 to 11.28	88,574	0.02%	13.13% to 12.79%	(a) (b)

Oppenheimer Capital Appreciation Fund A
2006	0.95% to 1.80%	260,714	8.58 to 8.13	2,214,629	0.00%	6.49% to 5.57%
2005	0.95% to 1.80%	360,986	8.06 to 7.71	2,888,178	0.61%	3.70% to 2.82%
2004	0.95% to 1.80%	327,920	7.77 to 7.49	2,533,507	0.00%	5.45% to 4.54%
2003	0.95% to 1.80%	213,208	7.37 to 7.17	1,565,653	0.00%	28.23% to 27.13%
2002	0.95% to 1.80%	98,464	5.64 to 5.75	563,983	0.00%	-27.59% to -26.96%

Oppenheimer Champion Income Fund A
2006	0.95% to 1.45%	17,997	13.38 to 13.13	238,841	5.62%	8.16% to 7.61%
2005	0.95% to 1.45%	23,082	12.37 to 12.20	284,436	6.20%	1.68% to 1.17%
2004	0.95% to 1.45%	12,480	12.16 to 12.06	151,387	7.34%	8.17% to 7.63%
2003	0.95% to 1.45%	6,563	11.24 to 11.21	73,749	5.79%	12.45% to 12.06%	(a) (b)

Oppenheimer Global Fund A
2006	0.95% to 1.90%	393,370	13.96 to 13.09	12,944,367	0.65%	16.27% to 15.15%
2005	0.95% to 1.90%	526,968	12.01 to 11.37	14,749,212	0.60%	12.75% to 11.68%
2004	0.95% to 1.90%	625,115	10.65 to 10.18	16,086,858	0.54%	17.54% to 16.42%
2003	0.95% to 2.25%	799,413	9.06 to 9.80	17,127,357	0.80%	41.72% to 39.86%
2002	0.95% to 1.90%	645,872	6.23 to 25.81	11,057,926	0.00%	-23.92% to -23.19%

Oppenheimer Global Securities Fund/VA – Class 4
2006	0.95% to 2.25%	548,551	15.20 to 14.67	8,277,875	0.81%	16.29% to 14.77%
2005	0.95% to 2.25%	436,757	13.07 to 12.79	5,682,456	0.76%	12.97% to 11.49%
2004	0.95% to 2.25%	298,367	11.57 to 11.47	3,445,679	0.00%	15.69% to 14.68%	(a) (b)

Oppenheimer Strategic Income Fund A
2006	0.95% to 1.60%	39,653	15.23 to 14.61	595,446	4.78%	6.66% to 5.96%
2005	0.95% to 1.60%	43,760	14.27 to 13.79	617,703	7.58%	3.17% to 2.49%
2004	0.95% to 1.45%	27,596	13.84 to 13.54	378,215	7.32%	8.58% to 8.03%
2003	0.95% to 1.45%	18,797	12.74 to 12.54	237,385	4.89%	18.46% to 17.86%
2002	1.20% to 1.45%	8,948	10.64 to 10.70	95,479	6.94%	5.30% to 5.56%

						(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Phoenix Balanced Fund – Class A
2006	1.30%	43,231	$21.69	$937,643	2.24%	11.27%
2005	1.30%	57,925	19.49	1,129,059	1.94%	0.16%
2004	1.30%	58,000	19.46	1,128,718	2.21%	5.77%
2003	1.30%	53,906	18.40	991,782	2.02%	17.06%
2002	1.30%	48,209	15.72	757,712	2.61%	-12.71%

PIMCO Total Return Fund – Class A
2006	0.95% to 2.25%	274,095	13.72 to 12.03	3,710,444	4.15%	2.53% to 1.18%
2005	0.95% to 2.25%	316,198	13.38 to 11.89	4,186,754	3.18%	1.43% to 0.10%
2004	0.95% to 2.25%	294,143	13.19 to 11.87	3,848,466	2.08%	3.65% to 2.29%
2003	0.95% to 2.25%	203,571	12.73 to 11.61	2,573,697	2.94%	4.07% to 2.70%
2002	0.95% to 1.80%	147,395	12.00 to 12.23	1,793,691	3.28%	7.67% to 8.60%

Putnam International Equity Fund – Class A
2006	1.45% to 1.50%	265	20.31 to 20.27	5,382	2.32%	26.38% to 26.32%
2005	1.45% to 1.50%	265	16.07 to 16.05	4,258	2.08%	10.95% to 10.89%
2004	1.45% to 1.50%	265	14.48 to 14.47	3,838	0.03%	14.55% to 14.49%
2003	1.20% to 1.50%	24,231	12.66 to 12.64	306,866	3.32%	26.65% to 26.39%	(a) (b)

Putnam Voyager Fund – Class A
2006	1.10% to 1.50%	4,722	13.23 to 13.04	62,246	0.00%	4.08% to 3.66%
2005	0.95% to 1.50%	12,850	12.77 to 12.58	163,516	0.86%	4.50% to 3.92%
2004	0.95% to 1.20%	8,723	12.22 to 12.17	106,490	0.00%	3.80% to 3.54%
2003	0.95% to 1.45%	6,455	11.77 to 11.73	75,971	0.00%	17.71% to 17.31%	(a) (b)

Strong Advisor Mid Cap Growth Fund – Class Z
2004	0.95% to 1.50%	63,387	5.10 to 4.98	320,230	0.00%	17.28% to 16.63%
2003	0.95% to 1.50%	52,440	4.35 to 4.27	226,739	0.00%	32.98% to 32.24%
2002	0.95% to 1.45%	18,389	3.23 to 3.27	59,785	0.00%	-38.63% to -38.32%

Templeton Foreign Fund – Class A
2006	0.95% to 1.65%	222,002	17.03 to 16.24	4,999,740	2.04%	18.79% to 17.96%
2005	0.95% to 1.65%	291,056	14.33 to 13.77	5,675,305	1.52%	9.59% to 8.81%
2004	0.95% to 1.65%	363,832	13.08 to 12.66	6,474,126	1.75%	17.02% to 16.19%
2003	0.95% to 1.65%	491,545	11.18 to 10.89	7,349,490	1.99%	29.28% to 28.36%
2002	0.95% to 1.50%	397,854	8.52 to 13.67	4,892,982	1.65%	-10.02% to -9.51%

Van Kampen Growth and Income Fund – Class A
2006	0.95% to 1.90%	191,891	17.54 to 16.93	3,348,357	1.57%	14.91% to 13.81%
2005	0.95% to 1.90%	145,322	15.26 to 14.87	2,209,824	1.33%	8.83% to 7.79%
2004	0.95% to 1.85%	107,166	14.02 to 13.81	1,500,210	1.14%	12.86% to 11.83%
2003	0.95% to 1.45%	38,228	12.42 to 12.38	474,848	0.59%	24.24% to 23.82%	(a)

Van Kampen Mid Cap Growth Fund – Class A
2006	0.95% to 1.55%	41,717	18.54 to 18.14	767,703	0.00%	7.97% to 7.32%
2005	0.95% to 1.55%	27,114	17.17 to 16.90	464,288	0.00%	16.50% to 15.79%
2004	0.95% to 1.55%	9,302	14.74 to 14.59	136,813	0.00%	19.88% to 19.15%
2003	0.95% to 1.45%	1,518	12.30 to 12.26	18,651	0.00%	22.98% to 22.57%	(a)

Van Kampen Real Estate Securities Fund – Class A
2006	0.95% to 1.90%	121,543	27.18 to 26.24	3,282,788	1.32%	36.14% to 34.84%
2005	0.95% to 1.90%	71,646	19.96 to 19.46	1,422,868	1.66%	15.50% to 14.39%
2004	0.95% to 1.90%	38,415	17.29 to 17.01	661,824	1.32%	35.38% to 34.08%
2003	0.95% to 1.65%	5,655	12.77 to 12.71	72,097	2.27%	27.69% to 27.09%	(a) (b)

Waddell & Reed Advisors Small Cap Fund – Class A
2006	0.95% to 1.60%	18,050	16.07 to 15.69	288,219	0.00%	5.16% to 4.47%
2005	0.95% to 1.60%	16,011	15.28 to 15.01	243,451	0.00%	11.31% to 10.58%
2004	0.95% to 1.45%	11,284	13.73 to 13.61	154,603	0.00%	12.18% to 11.62%
2003	1.20% to 1.25%	747	12.22 to 12.21	9,125	0.00%	22.16% to 22.12%	(a)

Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z
2006	0.95% to 1.90%	246,991	14.19 to 13.31	4,298,808	0.00%	14.22% to 13.13%
2005	0.95% to 1.90%	279,865	12.42 to 11.76	4,275,989	0.00%	10.95% to 9.89%
2004	0.95% to 1.90%	319,273	11.20 to 10.70	4,395,409	0.00%	8.91% to 7.87%
2003	0.95% to 1.90%	332,850	10.28 to 9.92	4,210,020	0.00%	37.38% to 36.07%
2002	0.95% to 1.90%	305,307	7.29 to 10.88	2,890,786	0.00%	-20.80% to -20.03%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class
2006	0.95% to 1.85%	21,787	$7.90 to 7.47	$169,326	0.28%	14.30% to 13.26%
2005	0.95% to 1.85%	36,681	6.91 to 6.59	251,415	0.41%	-2.74% to -3.62%
2004	0.95% to 1.85%	36,418	7.11 to 6.84	256,955	0.48%	7.85% to 6.87%
2003	0.95% to 1.85%	33,718	6.59 to 6.40	221,102	0.19%	23.26% to 22.14%
2002	0.95% to 1.45%	18,511	5.29 to 5.35	98,434	0.01%	-22.97% to -22.57%

Wells Fargo Advantage FundsSM – Growth Fund – Investor Class
2006	0.95% to 1.45%	31,689	12.75 to 12.55	400,625	0.00%	6.71% to 6.17%
2005	0.95% to 1.45%	15,301	11.95 to 11.82	181,762	0.00%	7.96% to 7.42%
2004	0.95% to 1.45%	1,702	11.07 to 11.00	18,787	0.00%	11.50% to 10.93%

Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class
2006	1.30%	78,113	24.46	1,910,814	0.00%	2.52%
2005	1.30%	86,404	23.86	2,061,588	0.00%	6.47%
2004	1.30%	89,847	22.41	2,013,457	0.00%	7.23%
2003	1.30%	104,342	20.90	2,180,594	0.00%	25.19%
2002	1.30%	109,741	16.69	1,832,011	0.00%	-30.81%

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z
2006	0.95% to 1.50%	24,109	12.54 to 12.42	301,104	0.00%	12.71% to 12.08%
2005	0.95% to 1.50%	35,742	11.13 to 11.08	397,069	0.00%	11.25% to 10.80%	(a	) (b)

2006 Reserves for annuity contracts in payout phase:				81,495

2006 Contract owners’ equity				$355,699,377

2005 Reserves for annuity contracts in payout phase:				82,830

2005 Contract owners’ equity				$348,541,242

2004 Reserves for annuity contracts in payout phase:				86,864

2004 Contract owners’ equity				$343,538,465

2003 Reserves for annuity contracts in payout phase:				86,845

2003 Contract owners’ equity				$328,058,126

2002 Reserves for annuity contracts in payout phase:				76,586

2002 Contract owners’ equity				$261,873,293

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units. The inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
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